UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09121

JNL Variable Fund LLC
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan		48951
(Address of principal executive offices)		(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2015 – March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2015

JNL/Mellon Capital Dow 10SM Fund

	Shares	Value
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 10.5%
McDonald’s Corp.	617	$60,106
CONSUMER STAPLES - 9.6%
Coca-Cola Co.	1,350	54,745
ENERGY - 19.0%
Chevron Corp.	526	55,260
Exxon Mobil Corp.	630	53,559
		108,819
HEALTH CARE - 21.0%
Merck & Co. Inc.	980	56,343
Pfizer Inc.	1,826	63,520
		119,863
INDUSTRIALS - 19.2%
Caterpillar Inc.	654	52,316
General Electric Co.	2,313	57,378
		109,694
TELECOMMUNICATION SERVICES - 20.1%
AT&T Inc.	1,696	55,366
Verizon Communications Inc.	1,222	59,409
		114,775
Total Common Stocks (cost $518,658)		568,002

SHORT TERM INVESTMENTS - 0.4%
Investment Company - 0.4%
JNL Money Market Fund, 0.01% (a) (b)	2,043	2,043
Total Short Term Investments (cost $2,043)		2,043
Total Investments - 99.8% (cost $520,701)		570,045
Other Assets and Liabilities, Net - 0.2%		1,084
Total Net Assets - 100.0%		$571,129

JNL/Mellon Capital Global 15 Fund

COMMON STOCKS - 99.4%
CONSUMER STAPLES - 14.5%
Coca-Cola Co.	636	$25,787
Tesco Plc	9,683	34,564
		60,351
ENERGY - 19.6%
BP Plc	4,512	29,249
China Petroleum & Chemical Corp.	32,680	26,043
PetroChina Co. Ltd.	23,780	26,408
		81,700
FINANCIALS - 19.2%
Bank of China Ltd. - Class H	46,812	27,061
China Construction Bank Corp. - Class H	31,878	26,458
Industrial & Commercial Bank of China Ltd. - Class H	35,835	26,506
		80,025
HEALTH CARE - 14.3%
GlaxoSmithKline Plc	1,284	29,557
Pfizer Inc.	860	29,920
		59,477
INDUSTRIALS - 6.5%
General Electric Co.	1,089	27,026
TELECOMMUNICATION SERVICES - 19.4%
AT&T Inc.	799	26,079
Verizon Communications Inc.	575	27,983
Vodafone Group Plc	8,124	26,584
		80,646
UTILITIES - 5.9%
National Grid Plc	1,933	24,850
Total Common Stocks (cost $399,568)		414,075

SHORT TERM INVESTMENTS - 0.3%
Investment Company - 0.3%
JNL Money Market Fund, 0.01% (a) (b)	1,163	1,163
Total Short Term Investments (cost $1,163)		1,163
Total Investments - 99.7% (cost $400,731)		415,238
Other Assets and Liabilities, Net - 0.3%		1,099
Total Net Assets - 100.0%		$416,337

JNL/Mellon Capital Nasdaq 25® Fund

COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 12.4%
Bed Bath & Beyond Inc. (c)	208	$16,004
Dollar Tree Inc. (c)	231	18,749
Liberty Interactive Corp. (c)	691	20,169
Marriott International Inc. - Class A (d)	315	25,294
O’Reilly Automotive Inc. (c)	113	24,379
Ross Stores Inc.	232	24,412
		129,007
CONSUMER STAPLES - 7.1%
Costco Wholesale Corp.	346	52,482
Whole Foods Market Inc.	400	20,837
		73,319
HEALTH CARE - 25.8%
Amgen Inc.	635	101,477
Catamaran Corp. (c)	234	13,952
Express Scripts Holding Co. (c)	588	51,021
Gilead Sciences Inc. (c)	1,036	101,692
		268,142
INFORMATION TECHNOLOGY - 54.2%
Apple Inc.	945	117,530
Automatic Data Processing Inc.	536	45,881
eBay Inc. (c)	876	50,528
Electronic Arts Inc. (c)	348	20,468
Fiserv Inc. (c)	271	21,528
Intel Corp.	2,781	86,948
Intuit Inc.	317	30,767
Lam Research Corp.	179	12,576
Microsoft Corp.	2,164	87,962
NXP Semiconductors NV (c)	256	25,737
Paychex Inc.	404	20,024
Seagate Technology	364	18,922
Western Digital Corp.	258	23,489
		562,360
Total Common Stocks (cost $960,073)		1,032,828

See accompanying Notes to Schedules of Investments.

	Shares	Value
SHORT TERM INVESTMENTS - 0.5%
Investment Company - 0.5%
JNL Money Market Fund, 0.01% (a) (b)	5,384	5,384
Securities Lending Collateral - 0.0%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (b)	17	17
Total Short Term Investments (cost $5,401)		5,401
Total Investments - 100.0% (cost $965,474)		1,038,229
Other Assets and Liabilities, Net - (0.0%)		(150)
Total Net Assets - 100.0%		$1,038,079

JNL/Mellon Capital Value Line 30® Fund

COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 31.7%
American Axle & Manufacturing Holdings Inc. (c)	205	$5,283
Brinker International Inc.	79	4,888
Brown Shoe Co. Inc.	144	4,720
Cablevision Systems Corp. - Class A (d)	271	4,964
Comcast Corp. - Class A	726	40,972
Delphi Automotive Plc	295	23,562
Dillard’s Inc.	46	6,287
Lear Corp.	99	10,981
Outerwall Inc. (d)	64	4,200
Tata Motors Ltd. - ADR (d)	475	21,381
Wyndham Worldwide Corp.	154	13,907
		141,145
CONSUMER STAPLES - 15.1%
Kroger Co.	547	41,905
Rite Aid Corp. (c)	1,220	10,606
Tyson Foods Inc. - Class A	381	14,574
		67,085
ENERGY - 3.2%
Tesoro Corp.	157	14,367
FINANCIALS - 2.2%
Everest Re Group Ltd.	56	9,794
HEALTH CARE - 22.2%
CIGNA Corp.	291	37,686
HCA Holdings Inc. (c)	483	36,304
PAREXEL International Corp. (c)	81	5,570
Tenet Healthcare Corp. (c)	122	6,030
Universal Health Services Inc. - Class B	114	13,450
		99,040
INDUSTRIALS - 15.1%
Alaska Air Group Inc.	165	10,929
Avis Budget Group Inc. (c)	133	7,826
Dycom Industries Inc. (c)	128	6,269
Huntington Ingalls Industries Inc.	60	8,455
Ryder System Inc.	66	6,265
United Continental Holdings Inc. (c)	411	27,663
		67,407
INFORMATION TECHNOLOGY - 8.3%
Micron Technology Inc. (c)	1,197	32,463
Sanmina Corp. (c)	196	4,746
		37,209
MATERIALS - 2.2%
Packaging Corp. of America	123	9,624
Total Common Stocks (cost $428,522)		445,671

SHORT TERM INVESTMENTS - 2.2%
Securities Lending Collateral - 2.2%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (b)	9,685	9,685
Total Short Term Investments (cost $9,685)		9,685
Total Investments - 102.2% (cost $438,207)		455,356
Other Assets and Liabilities, Net - (2.2%)		(9,883)
Total Net Assets - 100.0%		$445,473

JNL/Mellon Capital S&P 24® Fund

COMMON STOCKS - 100.4%
CONSUMER DISCRETIONARY - 12.8%
Bed Bath & Beyond Inc. (c)	227	$17,411
DIRECTV (c)	201	17,093
Home Depot Inc.	170	19,298
		53,802
CONSUMER STAPLES - 12.7%
Brown-Forman Corp.	196	17,708
Dr. Pepper Snapple Group Inc.	241	18,919
Hershey Co.	167	16,850
		53,477
ENERGY - 11.8%
Chevron Corp.	159	16,731
Exxon Mobil Corp.	192	16,287
Hess Corp.	244	16,541
		49,559
FINANCIALS - 13.0%
Allstate Corp.	250	17,816
Moody’s Corp.	184	19,082
Travelers Cos. Inc. (d)	166	17,937
		54,835
HEALTH CARE - 13.1%
Edwards Lifesciences Corp. (c)	135	19,270
Intuitive Surgical Inc. (c)	33	16,888
Varian Medical Systems Inc. (c) (d)	202	18,965
		55,123
INDUSTRIALS - 12.3%
3M Co.	107	17,697
CH Robinson Worldwide Inc. (d)	245	17,922
Union Pacific Corp.	150	16,257
		51,876
INFORMATION TECHNOLOGY - 12.1%
Apple Inc.	162	20,144
F5 Networks Inc. (c)	132	15,227
Yahoo! Inc. (c)	350	15,550
		50,921
MATERIALS - 12.6%
CF Industries Holdings Inc.	62	17,700
Monsanto Co.	148	16,600

See accompanying Notes to Schedules of Investments.

	Shares	Value
Sherwin-Williams Co.	66	18,791
		53,091
Total Common Stocks (cost $421,659)		422,684

SHORT TERM INVESTMENTS - 5.5%
Securities Lending Collateral - 5.5%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (b)	22,896	22,896
Total Short Term Investments (cost $22,896)		22,896
Total Investments - 105.9% (cost $444,555)		445,580
Other Assets and Liabilities, Net - (5.9%)		(24,733)
Total Net Assets - 100.0%		$420,847

JNL/Mellon Capital S&P SMid 60® Fund

COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 11.1%
Ascena Retail Group Inc. (c)	761	$11,043
Guess? Inc. (d)	444	8,252
Regis Corp. (c)	279	4,572
Ruby Tuesday Inc. (c)	657	3,951
Scholastic Corp.	130	5,327
Stage Stores Inc.	222	5,079
Time Inc.	386	8,666
		46,890
ENERGY - 3.2%
Helix Energy Solutions Group Inc. (c)	444	6,639
Rowan Cos. Plc - Class A	386	6,840
		13,479
FINANCIALS - 43.3%
American Equity Investment Life Holding Co.	159	4,646
American Financial Group Inc.	154	9,851
Aspen Insurance Holdings Ltd.	213	10,036
Banner Corp.	108	4,968
Capstead Mortgage Corp. (d)	365	4,292
Cash America International Inc.	214	4,975
Everest Re Group Ltd.	55	9,524
EZCorp Inc. (c) (d)	402	3,672
First Bancorp Inc. (c)	806	4,996
First Horizon National Corp.	701	10,017
First Niagara Financial Group Inc.	1,133	10,015
FNB Corp.	358	4,709
Hanover Insurance Group Inc.	132	9,609
Horace Mann Educators Corp.	138	4,725
MB Financial Inc.	147	4,617
OFG Bancorp (d)	282	4,599
Old National Bancorp	319	4,529
Piper Jaffray Cos. (c)	81	4,254
Reinsurance Group of America Inc.	107	9,937
RenaissanceRe Holdings Ltd. (d)	96	9,579
Selective Insurance Group Inc.	173	5,021
Susquehanna Bancshares Inc.	349	4,779
Synovus Financial Corp.	349	9,773
TCF Financial Corp.	601	9,455
Webster Financial Corp.	290	10,745
WR Berkley Corp.	183	9,246
		182,569
HEALTH CARE - 5.8%
Community Health Systems Inc. (c)	176	9,215
LifePoint Hospitals Inc. (c)	130	9,563
Magellan Health Services Inc. (c)	79	5,572
		24,350
INDUSTRIALS - 7.4%
Atlas Air Worldwide Holdings Inc. (c)	98	4,200
Briggs & Stratton Corp.	232	4,771
Navigant Consulting Inc. (c)	315	4,086
SkyWest Inc.	359	5,239
Triumph Group Inc.	139	8,295
Viad Corp.	170	4,717
		31,308
INFORMATION TECHNOLOGY - 12.6%
AOL Inc. (c)	205	8,111
CACI International Inc. - Class A (c)	54	4,846
Convergys Corp.	459	10,495
Fairchild Semiconductor International Inc. (c)	555	10,086
Sanmina Corp. (c)	198	4,793
TTM Technologies Inc. (c) (d)	627	5,650
Vishay Intertechnology Inc.	664	9,171
		53,152
MATERIALS - 2.5%
Domtar Corp.	234	10,806
TELECOMMUNICATION SERVICES - 2.3%
Telephone & Data Systems Inc.	384	9,556
UTILITIES - 11.7%
Allete Inc.	84	4,406
Avista Corp.	130	4,438
El Paso Electric Co.	116	4,474
Great Plains Energy Inc.	325	8,671
ONE Gas Inc.	221	9,563
PNM Resources Inc.	310	9,061
Westar Energy Inc.	224	8,697
		49,310
Total Common Stocks (cost $395,931)		421,420

SHORT TERM INVESTMENTS - 2.4%
Investment Company - 0.0%
JNL Money Market Fund, 0.01% (a) (b)	69	69
Securities Lending Collateral - 2.4%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (b)	9,979	9,979
Total Short Term Investments (cost $10,048)		10,048
Total Investments - 102.3% (cost $405,979)		431,468
Other Assets and Liabilities, Net - (2.3%)		(9,622)
Total Net Assets - 100.0%		$421,846

JNL/Mellon Capital 25 Fund

COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 13.1%
Cablevision Systems Corp. - Class A (d)	1,736	$31,764
Cinemark Holdings Inc.	977	44,015
Leggett & Platt Inc. (d)	804	37,067
		112,846
CONSUMER STAPLES - 27.8%
Campbell Soup Co. (d)	774	36,010
Clorox Co.	323	35,617
ConAgra Foods Inc.	946	34,557
General Mills Inc.	643	36,378

See accompanying Notes to Schedules of Investments.

	Shares	Value
Kellogg Co.	522	34,417
Kimberly-Clark Corp.	293	31,361
Sysco Corp.	852	32,164
		240,504
ENERGY - 18.9%
Marathon Oil Corp.	1,234	32,208
Murphy Oil Corp. (d)	701	32,675
National Oilwell Varco Inc.	538	26,905
Phillips 66	494	38,794
Targa Resources Corp.	339	32,485
		163,067
HEALTH CARE - 7.8%
Baxter International Inc.	471	32,231
Eli Lilly & Co.	483	35,105
		67,336
INDUSTRIALS - 11.8%
Eaton Corp. Plc	515	34,969
Emerson Electric Co.	556	31,471
Waste Management Inc.	654	35,482
		101,922
INFORMATION TECHNOLOGY - 3.8%
Leidos Holdings Inc.	792	33,242
MATERIALS - 16.5%
International Paper Co.	640	35,495
Nucor Corp.	711	33,794
Scotts Miracle-Gro Co.	557	37,414
Sonoco Products Co.	782	35,553
		142,256
Total Common Stocks (cost $846,867)		861,173

SHORT TERM INVESTMENTS - 3.7%
Investment Company - 0.2%
JNL Money Market Fund, 0.01% (a) (b)	1,420	1,420
Securities Lending Collateral - 3.5%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (b)	30,491	30,491
Total Short Term Investments (cost $31,911)		31,911
Total Investments - 103.4% (cost $878,778)		893,084
Other Assets and Liabilities, Net - (3.4%)		(29,306)
Total Net Assets - 100.0%		$863,778

JNL/Mellon Capital JNL 5 Fund

COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 12.9%
Asbury Automotive Group Inc. (c)	127	$10,551
BJ’s Restaurants Inc. (c) (d)	113	5,690
Cablevision Systems Corp. - Class A (d)	1,348	24,662
Cato Corp. - Class A	113	4,478
Cimpress NV (c) (d)	139	11,688
Cinemark Holdings Inc.	763	34,408
Core-Mark Holding Co. Inc.	98	6,322
Diamond Resorts International Inc. (c)	323	10,781
G-III Apparel Group Ltd. (c)	96	10,789
Gentherm Inc. (c)	154	7,797
Helen of Troy Ltd. (c)	122	9,947
L Brands Inc.	773	72,861
Leggett & Platt Inc.	629	28,974
Marriott International Inc. - Class A	867	69,674
Marriott Vacations Worldwide Corp.	139	11,293
Mattress Firm Holding Corp. (c) (d)	149	10,396
McDonald’s Corp.	711	69,297
Motorcar Parts of America Inc. (c)	77	2,147
Popeyes Louisiana Kitchen Inc. (c)	101	6,036
Skechers U.S.A. Inc. - Class A (c)	177	12,735
Sonic Corp. (d)	231	7,327
Universal Electronics Inc. (c)	68	3,852
Zumiez Inc. (c)	126	5,084
		436,789
CONSUMER STAPLES - 13.6%
Cal-Maine Foods Inc. (d)	189	7,365
Calavo Growers Inc.	75	3,838
Campbell Soup Co.	605	28,145
Clorox Co.	252	27,838
Coca-Cola Co.	2,589	104,995
ConAgra Foods Inc.	737	26,934
General Mills Inc.	502	28,431
Ingles Markets Inc. - Class A (d)	58	2,894
Kellogg Co.	409	26,941
Kimberly-Clark Corp.	229	24,501
Kroger Co.	1,038	79,540
Sysco Corp.	662	24,976
Tesco Plc	15,760	56,255
USANA Health Sciences Inc. (c)	53	5,916
Vector Group Ltd. (d)	488	10,719
		459,288
ENERGY - 11.8%
BP Plc	7,360	47,708
Chevron Corp.	605	63,557
China Petroleum & Chemical Corp.	53,294	42,471
Exxon Mobil Corp.	725	61,597
Marathon Oil Corp.	960	25,077
Murphy Oil Corp.	548	25,536
Murphy USA Inc. (c)	196	14,156
National Oilwell Varco Inc.	420	21,011
PetroChina Co. Ltd.	38,782	43,067
Phillips 66	387	30,389
Targa Resources Corp.	265	25,387
		399,956
FINANCIALS - 8.7%
Acadia Realty Trust	289	10,083
American Assets Trust Inc.	180	7,810
Associated Estates Realty Corp.	249	6,153
Aviv REIT Inc.	204	7,463
Bank of China Ltd. - Class H	76,155	44,023
BGC Partners Inc. - Class A	785	7,415
Cash America International Inc. (d)	125	2,904
Chatham Lodging Trust	147	4,320
Chesapeake Lodging Trust	232	7,863
China Construction Bank Corp. - Class H	51,858	43,042
DiamondRock Hospitality Co.	836	11,820
DuPont Fabros Technology Inc.	280	9,164
Education Realty Trust Inc.	205	7,265
FelCor Lodging Trust Inc.	537	6,175
Healthcare Realty Trust Inc.	419	11,653
Hersha Hospitality Trust	868	5,618
HFF Inc. - Class A	163	6,116
Hudson Pacific Properties Inc.	285	9,475
Industrial & Commercial Bank of China Ltd. - Class H	58,294	43,119
Piper Jaffray Cos. (c)	70	3,690
Sovran Self Storage Inc.	144	13,561
Summit Hotel Properties Inc.	372	5,229
Sun Communities Inc. (d)	205	13,702

See accompanying Notes to Schedules of Investments.

	Shares	Value
Universal Insurance Holdings Inc.	148	3,783
Winthrop Realty Trust	157	2,565
		294,011
HEALTH CARE - 11.8%
Abaxis Inc. (d)	97	6,247
Abiomed Inc. (c)	174	12,476
Acorda Therapeutics Inc. (c)	182	6,041
AMN Healthcare Services Inc. (c)	201	4,645
Baxter International Inc.	366	25,096
Bio-Reference Labs Inc. (c) (d)	120	4,219
Chemed Corp.	72	8,644
DepoMed Inc. (c)	254	5,686
Eli Lilly & Co.	378	27,438
Enanta Pharmaceuticals Inc. (c) (d)	80	2,460
ExamWorks Group Inc. (c)	173	7,212
GlaxoSmithKline Plc	2,094	48,214
Lannett Co. Inc. (c) (d)	152	10,318
Merck & Co. Inc.	1,127	64,805
Molina Healthcare Inc. (c)	207	13,926
Myriad Genetics Inc. (c) (d)	312	11,040
Natus Medical Inc. (c)	141	5,553
OraSure Technologies Inc. (c)	242	1,582
Pfizer Inc.	3,502	121,835
Providence Services Corp. (c)	66	3,488
Repligen Corp. (c)	141	4,287
Sucampo Pharmaceuticals Inc. (c)	191	2,978
		398,190
INDUSTRIALS - 15.0%
ACCO Brands Corp. (c)	484	4,024
Allegiant Travel Co.	75	14,384
ArcBest Corp.	113	4,264
Astronics Corp. (c)	63	4,675
Caterpillar Inc.	752	60,166
Delta Air Lines Inc.	1,353	60,828
Eaton Corp. Plc	402	27,332
Echo Global Logistics Inc. (c)	102	2,793
Emerson Electric Co.	434	24,588
General Dynamics Corp.	483	65,517
General Electric Co.	4,436	110,048
Greenbrier Cos. Inc. (d)	117	6,760
Heartland Express Inc. (d)	372	8,843
Multi-Color Corp.	71	4,956
Saia Inc. (c)	107	4,743
Southwest Airlines Co.	1,575	69,787
Taser International Inc. (c) (d)	223	5,373
Waste Management Inc.	511	27,734
		506,815
INFORMATION TECHNOLOGY - 7.3%
Ambarella Inc. (c) (d)	129	9,733
Blackhawk Network Holdings Inc. - Class A (c) (d)	55	1,957
Dice Holdings Inc. (c)	229	2,046
Ellie Mae Inc. (c) (d)	124	6,872
EPAM Systems Inc. (c)	205	12,553
Hewlett-Packard Co.	1,653	51,513
Hollysys Automation Technologies Ltd.	243	4,834
Leidos Holdings Inc.	617	25,891
LogMeIn Inc. (c)	105	5,901
Manhattan Associates Inc. (c)	321	16,242
Micron Technology Inc. (c)	1,937	52,543
Monolithic Power Systems Inc.	165	8,689
Net 1 UEPS Technologies Inc. (c)	200	2,734
Omnivision Technologies Inc. (c)	251	6,614
OSI Systems Inc. (c)	86	6,368
Qualys Inc. (c)	144	6,696
Rogers Corp. (c)	79	6,503
Synchronoss Technologies Inc. (c)	180	8,537
Take-Two Interactive Software Inc. (c)	358	9,117
		245,343
MATERIALS - 5.9%
Clearwater Paper Corp. (c)	84	5,516
Headwaters Inc. (c)	318	5,825
International Paper Co.	499	27,667
Neenah Paper Inc.	72	4,493
Nucor Corp.	557	26,472
Scotts Miracle-Gro Co.	434	29,167
Sherwin-Williams Co.	251	71,321
Sonoco Products Co.	613	27,848
		198,309
TELECOMMUNICATION SERVICES - 8.0%
AT&T Inc.	3,252	106,186
Consolidated Communications Holdings Inc.	218	4,449
Iridium Communications Inc. (c) (d)	405	3,931
Verizon Communications Inc.	2,343	113,946
Vodafone Group Plc	13,249	43,356
		271,868
UTILITIES - 4.8%
American States Water Co.	166	6,626
Edison International	1,001	62,548
Empire District Electric Co.	188	4,662
National Grid Plc	3,152	40,524
New Jersey Resources Corp.	360	11,188
NorthWestern Corp.	196	10,524
Portland General Electric Co.	334	12,399
WGL Holdings Inc.	212	11,980
		160,451
Total Common Stocks (cost $3,106,565)		3,371,020

SHORT TERM INVESTMENTS - 3.1%
Securities Lending Collateral - 3.1%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (b)	104,551	104,551
Total Short Term Investments (cost $104,551)		104,551
Total Investments - 102.9% (cost $3,211,116)		3,475,571
Other Assets and Liabilities, Net - (2.9%)		(97,023)
Total Net Assets - 100.0%		$3,378,548

JNL/Mellon Capital JNL Optimized 5 Fund

COMMON STOCKS - 97.7%
CONSUMER DISCRETIONARY - 16.1%
American Axle & Manufacturing Holdings Inc. (c)	47	$1,209
Bayerische Motoren Werke AG	33	4,099
Bed Bath & Beyond Inc. (c)	19	1,446
Brinker International Inc.	18	1,130
Brown Shoe Co. Inc.	34	1,107
Cablevision Systems Corp. - Class A (d)	166	3,038
Cinemark Holdings Inc.	58	2,631
Comcast Corp. - Class A	187	10,552
Compagnie Generale des Etablissements Michelin	39	3,832
Delphi Automotive Plc	85	6,763
Dillard’s Inc.	11	1,465
Dollar Tree Inc. (c)	21	1,697
Lear Corp.	23	2,512

See accompanying Notes to Schedules of Investments.

	Shares	Value
Leggett & Platt Inc.	48	2,215
Liberty Interactive Corp. (c)	63	1,825
Marriott International Inc. - Class A	29	2,291
O’Reilly Automotive Inc. (c)	10	2,208
Outerwall Inc. (d)	15	987
Persimmon Plc	142	3,498
Ross Stores Inc.	21	2,211
Tata Motors Ltd. - ADR (d)	154	6,955
Volkswagen AG	16	4,173
Wyndham Worldwide Corp.	35	3,208
		71,052
CONSUMER STAPLES - 13.1%
Aryzta AG	45	2,740
Campbell Soup Co.	46	2,152
Clorox Co.	19	2,128
Coca-Cola Co.	93	3,752
Colruyt SA (d)	74	3,240
ConAgra Foods Inc.	57	2,064
Costco Wholesale Corp.	44	6,730
General Mills Inc.	38	2,173
Imperial Tobacco Group Plc	79	3,448
Kellogg Co.	31	2,055
Kimberly-Clark Corp.	17	1,866
Kroger Co.	141	10,793
Rite Aid Corp. (c)	281	2,438
Sysco Corp.	51	1,914
Tesco Plc	1,410	5,032
Tyson Foods Inc. - Class A	88	3,363
Whole Foods Market Inc.	36	1,886
		57,774
ENERGY - 6.5%
BP Plc	657	4,257
China Petroleum & Chemical Corp.	4,802	3,827
Marathon Oil Corp.	73	1,917
Murphy Oil Corp.	42	1,952
National Oilwell Varco Inc.	32	1,618
PetroChina Co. Ltd.	3,478	3,862
Phillips 66	29	2,318
Targa Resources Corp.	20	1,928
Tesoro Corp.	36	3,316
Total SA	70	3,499
		28,494
FINANCIALS - 11.6%
Allianz SE	21	3,664
AXA SA	152	3,832
Bank of China Ltd. - Class H	6,829	3,948
China Construction Bank Corp. - Class H	4,650	3,859
Credit Suisse Group AG	138	3,724
Delta Lloyd NV	155	2,931
Everest Re Group Ltd.	13	2,251
Industrial & Commercial Bank of China Ltd. - Class H	5,228	3,867
Mapfre SA	1,028	3,752
Nordea Bank AB	296	3,609
Old Mutual Plc	1,193	3,916
SCOR SE	114	3,845
Societe Generale	83	4,002
Zurich Financial Services AG	11	3,706
		50,906
HEALTH CARE - 16.8%
Amgen Inc.	66	10,580
Baxter International Inc.	28	1,918
Catamaran Corp. (c)	21	1,256
CIGNA Corp.	75	9,702
Eli Lilly & Co.	29	2,098
Express Scripts Holding Co. (c)	74	6,421
Gilead Sciences Inc. (c)	108	10,602
GlaxoSmithKline Plc	347	7,995
HCA Holdings Inc. (c)	124	9,346
PAREXEL International Corp. (c)	19	1,280
Pfizer Inc.	125	4,355
Sanofi SA	38	3,774
Tenet Healthcare Corp. (c)	28	1,405
Universal Health Services Inc. - Class B	26	3,104
		73,836
INDUSTRIALS - 8.3%
A P Moller - Maersk A/S	2	3,610
Alaska Air Group Inc.	38	2,510
Avis Budget Group Inc. (c)	31	1,811
Babcock International Group Plc	211	3,080
Dycom Industries Inc. (c)	29	1,437
Eaton Corp. Plc	31	2,089
Emerson Electric Co.	33	1,873
General Electric Co.	159	3,933
Huntington Ingalls Industries Inc.	14	1,934
Ryder System Inc.	15	1,454
United Continental Holdings Inc. (c)	106	7,110
Vestas Wind Systems A/S	88	3,629
Waste Management Inc.	39	2,120
		36,590
INFORMATION TECHNOLOGY - 15.7%
Apple Inc.	98	12,247
Automatic Data Processing Inc.	49	4,161
eBay Inc. (c)	125	7,227
Electronic Arts Inc. (c)	32	1,859
Fiserv Inc. (c)	25	1,949
Intel Corp.	291	9,095
Intuit Inc.	29	2,803
Lam Research Corp.	16	1,135
Leidos Holdings Inc.	47	1,975
Micron Technology Inc. (c)	308	8,352
Microsoft Corp.	226	9,176
NXP Semiconductors NV (c)	23	2,331
Paychex Inc.	37	1,812
Sanmina Corp. (c)	46	1,108
Seagate Technology	33	1,712
Western Digital Corp.	23	2,127
		69,069
MATERIALS - 3.1%
Fresnillo Plc	285	2,881
International Paper Co.	38	2,121
Nucor Corp.	42	2,019
Packaging Corp. of America	28	2,199
Scotts Miracle-Gro Co.	33	2,231
Sonoco Products Co.	47	2,119
		13,570
TELECOMMUNICATION SERVICES - 3.5%
AT&T Inc.	116	3,795
Swisscom AG	7	3,810
Verizon Communications Inc.	84	4,073
Vodafone Group Plc	1,182	3,869
		15,547
UTILITIES - 3.0%
Centrica Plc	817	3,058
National Grid Plc	283	3,635
Scottish & Southern Energy Plc	139	3,088

See accompanying Notes to Schedules of Investments.

	Shares	Value
Snam Rete Gas SpA	714	3,467
		13,248
Total Common Stocks (cost $402,003)		430,086
PREFERRED STOCKS - 1.8%
CONSUMER DISCRETIONARY - 1.0%
Porsche Automobil Holding SE	43	4,250
CONSUMER STAPLES - 0.8%
Lindt & Spruengli AG	1	3,543
Total Preferred Stocks (cost $6,743)		7,793

SHORT TERM INVESTMENTS - 2.2%
Investment Company - 0.3%
JNL Money Market Fund, 0.01% (a) (b)	1,352	1,352
Securities Lending Collateral - 1.9%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (b)	8,478	8,478
Total Short Term Investments (cost $9,830)		9,830
Total Investments - 101.7% (cost $418,576)		447,709
Other Assets and Liabilities, Net - (1.7%)		(7,546)
Total Net Assets - 100.0%		$440,163

JNL/Mellon Capital Communications Sector Fund

COMMON STOCKS - 100.0%
TELECOMMUNICATION SERVICES - 100.0%
8x8 Inc. (c)	274	$2,302
AT&T Inc.	902	29,463
Atlantic Tele-Network Inc. (d)	34	2,339
Boingo Wireless Inc. (c)	271	2,046
CenturyLink Inc.	167	5,757
Cincinnati Bell Inc. (c)	535	1,889
Cogent Communications Holdings Inc.	61	2,169
Consolidated Communications Holdings Inc.	98	1,995
Fairpoint Communications Inc. (c)	115	2,021
Frontier Communications Corp.	536	3,779
General Communication Inc. - Class A (c)	147	2,317
IDT Corp. - Class B	96	1,711
inContact Inc. (c)	192	2,093
Inteliquent Inc.	122	1,924
Iridium Communications Inc. (c) (d)	230	2,234
Level 3 Communications Inc. (c)	113	6,102
Lumos Networks Corp.	111	1,688
Premiere Global Services Inc. (c)	166	1,585
RingCentral Inc. - Class A (c)	142	2,170
SBA Communications Corp. (c)	51	5,988
Shenandoah Telecommunications Co.	75	2,342
Spok Holdings Inc.	116	2,224
Sprint Corp. (c)	563	2,667
T-Mobile US Inc. (c)	127	4,017
Telephone & Data Systems Inc.	94	2,339
US Cellular Corp. (c)	46	1,658
Verizon Communications Inc.	626	30,459
Vonage Holdings Corp. (c)	504	2,475
Windstream Holdings Inc. (d)	358	2,652
Total Common Stocks (cost $123,069)		132,405

SHORT TERM INVESTMENTS - 2.9%
Investment Company - 0.0%
JNL Money Market Fund, 0.01% (a) (b)	24	24
Securities Lending Collateral - 2.9%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (b)	3,877	3,877
Total Short Term Investments (cost $3,901)		3,901
Total Investments - 102.9% (cost $126,970)		136,306
Other Assets and Liabilities, Net - (2.9%)		(3,848)
Total Net Assets - 100.0%		$132,458

JNL/Mellon Capital Consumer Brands Sector Fund

COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 99.2%
1-800-Flowers.com Inc. - Class A (c)	7	$78
2U Inc. (c)	3	82
Aaron’s Inc.	14	397
Abercrombie & Fitch Co. - Class A (d)	16	349
Advance Auto Parts Inc.	15	2,284
Aeropostale Inc. (c) (d)	14	49
Amazon.com Inc. (c)	82	30,649
AMC Entertainment Holdings Inc. - Class A	5	169
AMC Networks Inc. - Class A (c)	12	956
America’s Car-Mart Inc. (c)	1	78
American Axle & Manufacturing Holdings Inc. (c)	15	384
American Eagle Outfitters Inc.	37	638
American Public Education Inc. (c)	4	127
Ann Inc. (c)	10	408
Apollo Education Group Inc. - Class A (c)	20	375
Arctic Cat Inc.	3	117
Asbury Automotive Group Inc. (c)	6	476
Ascena Retail Group Inc. (c)	29	423
Ascent Capital Group Inc. (c)	2	85
Autoliv Inc. (d)	19	2,230
AutoNation Inc. (c)	15	987
AutoZone Inc. (c)	7	4,559
Barnes & Noble Inc. (c)	8	185
Beazer Homes USA Inc. (c)	7	120
Bed Bath & Beyond Inc. (c)	39	2,989
Belmond Ltd. - Class A (c)	19	232
Best Buy Co. Inc.	62	2,361
Big 5 Sporting Goods Corp. (d)	3	41
Big Lots Inc.	12	564
Biglari Holdings Inc. (c)	—	149
BJ’s Restaurants Inc. (c)	5	267
Black Diamond Inc. (c)	4	35
Bloomin’ Brands Inc.	26	630
Blue Nile Inc. (c)	2	67
Bob Evans Farms Inc.	5	212
BorgWarner Inc.	48	2,890
Boyd Gaming Corp. (c)	15	214
Bravo Brio Restaurant Group Inc. (c)	3	37
Bridgepoint Education Inc. (c)	3	25
Bright Horizons Family Solutions Inc. (c)	8	408
Brinker International Inc.	13	825
Brown Shoe Co. Inc.	8	269
Brunswick Corp.	19	984
Buckle Inc. (d)	6	320
Buffalo Wild Wings Inc. (c)	4	730

See accompanying Notes to Schedules of Investments.

	Shares	Value
Burlington Stores Inc. (c)	13	781
Cabela’s Inc. - Class A (c) (d)	11	592
Cablevision Systems Corp. - Class A (d)	41	753
Caesars Acquisition Co. - Class A (c)	8	57
Caesars Entertainment Corp. (c) (d)	14	146
Callaway Golf Co.	17	164
Capella Education Co.	2	144
Career Education Corp. (c)	10	52
Carmax Inc. (c)	45	3,123
Carmike Cinemas Inc. (c)	5	172
Carnival Corp.	81	3,869
Carter’s Inc.	11	1,020
Cato Corp. - Class A	5	205
Cavco Industries Inc. (c)	2	143
CBS Corp. - Class B	101	6,106
Charter Communications Inc. - Class A (c)	16	3,103
Cheesecake Factory Inc.	10	475
Chegg Inc. (c) (d)	10	77
Chico’s FAS Inc.	30	539
Childrens Place Retail Stores Inc.	4	280
Chipotle Mexican Grill Inc. - Class A (c)	6	4,208
Choice Hotels International Inc.	7	433
Churchill Downs Inc.	3	305
Chuy’s Holdings Inc. (c) (d)	3	61
Cinemark Holdings Inc.	22	998
Clear Channel Outdoor Holdings Inc.	9	93
ClubCorp Holdings Inc.	8	148
Coach Inc.	58	2,387
Columbia Sportswear Co.	6	362
Comcast Corp. - Class A	450	25,417
Comcast Corp. - Special Class A (d)	87	4,869
Conn’s Inc. (c) (d)	6	182
Container Store Group Inc. (c) (d)	3	64
Cooper Tire & Rubber Co.	12	499
Core-Mark Holding Co. Inc.	5	327
Cracker Barrel Old Country Store Inc. (d)	4	610
Crocs Inc. (c)	18	217
CSS Industries Inc. (d)	1	44
CST Brands Inc.	16	697
Cumulus Media Inc. - Class A (c) (d)	30	74
D.R. Horton Inc.	68	1,933
Dana Holding Corp.	35	746
Darden Restaurants Inc.	28	1,925
Deckers Outdoor Corp. (c)	7	531
Del Frisco’s Restaurant Group Inc. (c)	4	84
Delphi Automotive Plc	62	4,923
Denny’s Corp. (c)	18	207
DeVry Education Group Inc.	12	411
Diamond Resorts International Inc. (c)	10	321
Dick’s Sporting Goods Inc.	20	1,123
Dillard’s Inc. - Class A	5	684
DineEquity Inc.	4	392
DIRECTV (c)	100	8,507
Discovery Communications Inc. - Class A (c)	31	939
Discovery Communications Inc. - Class C (c)	57	1,684
DISH Network Corp. - Class A (c)	47	3,273
Dollar General Corp.	63	4,769
Dollar Tree Inc. (c)	43	3,504
Domino’s Pizza Inc.	12	1,173
Dorman Products Inc. (c) (d)	6	303
DreamWorks Animation SKG Inc. - Class A (c) (d)	14	349
Drew Industries Inc.	5	308
DSW Inc. - Class A	15	566
Dunkin’ Brands Group Inc.	22	1,023
El Pollo Loco Holdings Inc. (c) (d)	2	59
Entercom Communications Corp. - Class A (c)	4	45
Entravision Communications Corp.	10	66
Ethan Allen Interiors Inc. (d)	6	156
EW Scripps Co. - Class A (d)	7	195
Expedia Inc.	21	2,016
Express Inc. (c)	19	308
Extended Stay America Inc.	13	257
Family Dollar Stores Inc.	22	1,708
Federal-Mogul Corp. (c)	7	97
Fiesta Restaurant Group Inc. (c)	6	340
Finish Line Inc. - Class A	10	235
Five Below Inc. (c) (d)	10	340
Foot Locker Inc.	30	1,873
Ford Motor Co.	752	12,131
Fossil Group Inc. (c)	10	809
Fox Factory Holding Corp. (c)	3	48
Francesca’s Holdings Corp. (c)	10	171
Fred’s Inc.	8	133
FTD Cos. Inc. (c)	4	127
G-III Apparel Group Ltd. (c)	4	479
GameStop Corp. - Class A (d)	24	902
Gannett Co. Inc.	47	1,754
Gap Inc.	50	2,168
Garmin Ltd. (d)	24	1,133
General Motors Co.	269	10,096
Genesco Inc. (c)	5	370
Gentex Corp.	62	1,137
Gentherm Inc. (c)	7	376
Genuine Parts Co.	32	2,993
Global Eagle Entertainment Inc. (c) (d)	8	100
GNC Holdings Inc. - Class A	18	898
Goodyear Tire & Rubber Co.	58	1,569
Graham Holdings Co.	1	983
Grand Canyon Education Inc. (c)	9	399
Gray Television Inc. (c)	12	162
Group 1 Automotive Inc.	4	388
Groupon Inc. - Class A (c) (d)	91	657
Guess? Inc. (d)	13	235
H&R Block Inc.	58	1,847
HanesBrands Inc.	84	2,814
Harley-Davidson Inc.	45	2,735
Harman International Industries Inc.	14	1,894
Harte-Hanks Inc.	8	63
Hasbro Inc. (d)	24	1,510
Haverty Furniture Cos. Inc. (d)	5	125
Helen of Troy Ltd. (c)	6	494
Hibbett Sports Inc. (c) (d)	5	252
Hilton Worldwide Holdings Inc. (c)	82	2,439
Home Depot Inc.	276	31,335
Houghton Mifflin Harcourt Co. (c)	30	696
Hovnanian Enterprises Inc. - Class A (c) (d)	21	74
HSN Inc.	7	499
Iconix Brand Group Inc. (c)	9	318
Installed Building Products Inc. (c)	3	74
International Game Technology	52	899
International Speedway Corp. - Class A (d)	6	182
Interpublic Group of Cos. Inc.	88	1,936
Interval Leisure Group Inc.	8	218
Intrawest Resorts Holdings Inc. (c)	3	26
iRobot Corp. (c) (d)	6	185
Isle of Capri Casinos Inc. (c)	4	50
ITT Educational Services Inc. (c) (d)	2	16
J.C. Penney Co. Inc. (c) (d)	64	540
Jack in the Box Inc.	8	771
Jarden Corp. (c)	38	2,022
John Wiley & Sons Inc. - Class A	10	608
Johnson Controls Inc.	140	7,043
Journal Communications Inc. - Class A (c)	9	135
K12 Inc. (c)	6	93
Kate Spade & Co. (c)	27	887

See accompanying Notes to Schedules of Investments.

	Shares	Value
KB Home (d)	16	255
Kirkland’s Inc. (c)	2	55
Kohl’s Corp.	43	3,364
Krispy Kreme Doughnuts Inc. (c)	13	257
L Brands Inc.	52	4,886
La Quinta Holdings Inc. (c)	18	422
La-Z-Boy Inc.	10	292
Lands’ End Inc. (c) (d)	4	143
Las Vegas Sands Corp.	84	4,603
Leapfrog Enterprises Inc. - Class A (c)	11	25
Lear Corp.	17	1,839
Leggett & Platt Inc.	29	1,317
Lennar Corp. - Class A	36	1,887
LGI Homes Inc. (c) (d)	3	46
Liberty Broadband Corp. - Class A (c)	5	280
Liberty Broadband Corp. - Class C (c)	14	786
Liberty Global Plc - Class A (c)	52	2,681
Liberty Global Plc - Class C (c)	133	6,638
Liberty Interactive Corp. (c)	94	2,743
Liberty Media Corp. - Class A (c)	20	767
Liberty Media Corp. - Class C (c)	43	1,647
Liberty TripAdvisor Holdings Inc. - Class A (c)	15	486
Liberty Ventures - Class A (c)	28	1,197
Life Time Fitness Inc. (c)	8	554
LifeLock Inc. (c)	10	140
Lions Gate Entertainment Corp. (d)	18	600
Lithia Motors Inc. - Class A	5	487
Live Nation Inc. (c)	30	750
LKQ Corp. (c)	63	1,605
Lowe’s Cos. Inc.	207	15,375
Lululemon Athletica Inc. (c)	23	1,453
Lumber Liquidators Holdings Inc. (c) (d)	5	167
M/I Homes Inc. (c)	6	141
Macy’s Inc.	72	4,684
Madison Square Garden Inc. - Class A (c)	13	1,114
Marcus Corp.	3	60
MarineMax Inc. (c) (d)	6	147
Marriott International Inc. - Class A	48	3,821
Marriott Vacations Worldwide Corp.	6	465
Mattel Inc.	71	1,621
Mattress Firm Holding Corp. (c) (d)	3	230
McClatchy Co. - Class A (c)	11	19
McDonald’s Corp.	204	19,852
MDC Holdings Inc. (d)	8	221
Media General Inc. (c)	16	262
Men’s Wearhouse Inc.	9	450
Meredith Corp.	8	437
Meritage Homes Corp. (c)	8	396
MGM Resorts International (c)	81	1,711
Michael Kors Holdings Ltd. (c)	43	2,845
Modine Manufacturing Co. (c)	11	145
Mohawk Industries Inc. (c)	13	2,406
Monro Muffler Brake Inc.	6	419
Morningstar Inc.	4	304
Motorcar Parts of America Inc. (c)	4	123
Movado Group Inc.	3	94
National CineMedia Inc.	12	189
Nautilus Inc. (c)	6	85
Netflix Inc. (c)	12	4,973
New Media Investment Group Inc.	8	200
New York Times Co. - Class A (d)	29	393
Newell Rubbermaid Inc.	57	2,215
News Corp. - Class A (c)	79	1,267
Nexstar Broadcasting Group Inc. - Class A	7	381
Nike Inc. - Class B	143	14,369
Noodles & Co. - Class A (c) (d)	3	55
Nordstrom Inc.	30	2,394
Norwegian Cruise Line Holdings Ltd. (c)	24	1,296
NutriSystem Inc.	7	133
NVR Inc. (c)	1	1,078
O’Reilly Automotive Inc. (c)	21	4,575
Office Depot Inc. (c)	105	968
Omnicom Group Inc.	52	4,062
Orbitz Worldwide Inc. (c)	19	218
Outerwall Inc. (d)	4	236
Overstock.com Inc. (c)	3	64
Oxford Industries Inc.	3	235
Panera Bread Co. - Class A (c)	5	855
Papa John’s International Inc.	6	373
Penn National Gaming Inc. (c) (d)	14	225
Penske Auto Group Inc.	9	473
Pep Boys-Manny Moe & Jack (c)	8	81
PetMed Express Inc.	3	57
Pier 1 Imports Inc.	20	273
Pinnacle Entertainment Inc. (c) (d)	13	467
Polaris Industries Inc.	13	1,862
Pool Corp.	9	614
Popeyes Louisiana Kitchen Inc. (c)	5	279
Potbelly Corp. (c) (d)	2	32
Priceline Group Inc. (c)	11	12,764
Pulte Homes Inc.	69	1,538
PVH Corp.	17	1,817
Quicksilver Inc. (c) (d)	22	40
Ralph Lauren Corp. - Class A	13	1,672
Red Robin Gourmet Burgers Inc. (c)	3	240
Regal Entertainment Group - Class A (d)	18	404
Regis Corp. (c)	12	192
Remy International Inc.	5	122
Rent-A-Center Inc.	12	319
Rentrak Corp. (c) (d)	2	132
Restoration Hardware Holdings Inc. (c) (d)	7	658
Ross Stores Inc.	44	4,610
Royal Caribbean Cruises Ltd.	35	2,873
Ruby Tuesday Inc. (c)	11	64
Ruth’s Hospitality Group Inc.	8	120
Ryland Group Inc. (d)	10	485
Sally Beauty Holdings Inc. (c)	32	1,097
Scholastic Corp.	6	232
Scientific Games Corp. - Class A (c) (d)	11	118
Scripps Networks Interactive Inc. - Class A	16	1,086
Sears Holdings Corp. (c) (d)	7	288
Sears Hometown and Outlet Stores Inc. (c) (d)	2	16
SeaWorld Entertainment Inc.	14	277
Select Comfort Corp. (c)	12	400
Service Corp. International	43	1,127
ServiceMaster Global Holdings Inc. (c)	17	572
SFX Entertainment Inc. (c) (d)	8	34
Shoe Carnival Inc.	2	72
Shutterfly Inc. (c)	8	365
Signet Jewelers Ltd.	16	2,226
Sinclair Broadcast Group Inc. - Class A (d)	14	451
Sirius XM Holdings Inc. (c)	517	1,976
Six Flags Entertainment Corp.	13	645
Skechers U.S.A. Inc. - Class A (c)	9	624
Smith & Wesson Holding Corp. (c) (d)	12	157
Sonic Automotive Inc.	7	178
Sonic Corp.	10	321
Sotheby’s - Class A (d)	12	497
Stage Stores Inc.	7	161
Standard Motor Products Inc.	4	183
Standard-Pacific Corp. (c)	32	285
Staples Inc.	134	2,179
Starbucks Corp.	157	14,838
Starwood Hotels & Resorts Worldwide Inc.	38	3,132
Starz - Class A (c)	16	556
Stein Mart Inc.	5	63

See accompanying Notes to Schedules of Investments.

	Shares	Value
Steiner Leisure Ltd. (c)	2	116
Steven Madden Ltd. (c)	12	468
Strayer Education Inc. (c)	2	118
Sturm Ruger & Co. Inc. (d)	4	203
Superior Industries International Inc. (d)	4	72
Target Corp.	127	10,403
Taylor Morrison Home Corp. - Class A (c)	7	155
Tempur Sealy International Inc. (c)	13	748
Tenneco Inc. (c)	13	731
Tesla Motors Inc. (c) (d)	18	3,478
Texas Roadhouse Inc.	13	491
Thor Industries Inc.	10	635
Tiffany & Co.	27	2,380
Tile Shop Holdings Inc. (c) (d)	4	53
Time Inc.	23	514
Time Warner Cable Inc.	59	8,807
Time Warner Inc.	176	14,825
TJX Cos. Inc.	145	10,168
Toll Brothers Inc. (c)	36	1,404
Tower International Inc. (c)	5	133
Tractor Supply Co.	29	2,431
TRI Pointe Homes Inc. (c)	30	459
Tribune Publishing Co.	3	66
TripAdvisor Inc. (c)	25	2,038
TRW Automotive Holdings Corp. (c)	23	2,424
Tuesday Morning Corp. (c)	9	141
Tumi Holdings Inc. (c)	11	281
Tupperware Brands Corp.	10	704
Twenty-First Century Fox Inc. - Class A	284	9,624
Twenty-First Century Fox Inc. - Class B	92	3,033
Ulta Salon Cosmetics & Fragrance Inc. (c)	13	1,909
Under Armour Inc. - Class A (c)	35	2,838
Unifi Inc. (c)	4	135
Universal Electronics Inc. (c)	3	183
Universal Technical Institute Inc.	4	36
Urban Outfitters Inc. (c)	22	1,010
Vail Resorts Inc.	8	786
Vera Bradley Inc. (c) (d)	4	64
VF Corp.	72	5,425
Viacom Inc. - Class B	75	5,121
Vince Holding Corp. (c)	3	54
Vista Outdoor Inc. (c)	13	557
Visteon Corp. (c)	9	835
Vitamin Shoppe Inc. (c)	6	266
Walt Disney Co.	337	35,362
WCI Communities Inc. (c)	3	75
Weight Watchers International Inc. (c) (d)	6	41
Wendy’s Co.	57	626
Weyco Group Inc.	1	35
Whirlpool Corp. (d)	16	3,305
William Lyon Homes - Class A (c) (d)	3	74
Williams-Sonoma Inc.	18	1,464
Winmark Corp.	—	36
Winnebago Industries Inc. (d)	6	136
Wolverine World Wide Inc.	21	710
World Wrestling Entertainment Inc. - Class A (d)	8	107
Wyndham Worldwide Corp.	26	2,331
Wynn Resorts Ltd.	17	2,135
Yum! Brands Inc.	92	7,218
Zoe’s Kitchen Inc. (c) (d)	4	137
Zumiez Inc. (c)	4	176
		631,808
ENERGY - 0.1%
Murphy USA Inc. (c)	10	695
INDUSTRIALS - 0.0%
NACCO Industries Inc. - Class A (d)	1	41
INFORMATION TECHNOLOGY - 0.1%
Loral Space & Communications Inc. (c)	3	180
Total Common Stocks (cost $513,142)		632,724

SHORT TERM INVESTMENTS - 3.7%
Investment Company - 0.6%
JNL Money Market Fund, 0.01% (a) (b)	3,786	3,786
Securities Lending Collateral - 3.1%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (b)	19,858	19,858
Total Short Term Investments (cost $23,644)		23,644
Total Investments - 103.1% (cost $536,786)		656,368
Other Assets and Liabilities, Net - (3.1%)		(19,568)
Total Net Assets - 100.0%		$636,800

JNL/Mellon Capital Financial Sector Fund

COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 0.1%
Lamar Advertising Co. - Class A	12	$719
FINANCIALS - 98.7%
1st Source Corp.	2	55
Acadia Realty Trust	11	369
ACE Ltd.	50	5,576
Affiliated Managers Group Inc. (c)	8	1,809
AFLAC Inc.	68	4,361
AG Mortgage Investment Trust Inc.	4	74
Agree Realty Corp.	3	106
Alexander & Baldwin Inc.	7	315
Alexander’s Inc. (d)	—	179
Alexandria Real Estate Equities Inc.	11	1,080
Alleghany Corp. (c)	2	1,194
Allied World Assurance Co. Holdings Ltd.	14	586
Allstate Corp.	63	4,511
Ally Financial Inc. (c)	66	1,386
Altisource Portfolio Solutions SA (c) (d)	2	28
Altisource Residential Corp. - Class B	9	197
Ambac Financial Group Inc. (c)	7	179
American Assets Trust Inc.	6	251
American Campus Communities Inc.	16	698
American Capital Agency Corp.	52	1,117
American Capital Mortgage Investment Corp.	7	129
American Equity Investment Life Holding Co.	11	307
American Express Co.	140	10,976
American Financial Group Inc.	12	753
American Homes For Rent - Class A	25	413
American International Group Inc.	211	11,579
American Realty Capital Properties Inc.	135	1,330
American Residential Properties Inc. (c)	4	76
American Tower Corp.	63	5,946
Ameriprise Financial Inc.	28	3,644
Ameris Bancorp	5	124
Amerisafe Inc.	3	119
AmTrust Financial Services Inc. (d)	5	298
Annaly Capital Management Inc.	142	1,480
Anworth Mortgage Asset Corp.	18	90
Aon Plc - Class A	41	3,931
Apartment Investment & Management Co. - Class A	24	925

See accompanying Notes to Schedules of Investments.

	Shares	Value
Apollo Commercial Real Estate Finance Inc.	6	109
Apollo Residential Mortgage Inc.	4	71
Arch Capital Group Ltd. (c)	20	1,204
Argo Group International Holdings Ltd.	5	232
Arlington Asset Investment Corp. (d)	3	74
ARMOUR Residential REIT Inc.	49	155
Arrow Financial Corp. (d)	2	49
Arthur J Gallagher & Co.	24	1,137
Artisan Partners Asset Management Inc. - Class A	5	227
Ashford Hospitality Prime Inc.	4	60
Ashford Hospitality Trust Inc.	15	148
Aspen Insurance Holdings Ltd.	10	475
Associated Bancorp (d)	24	444
Associated Estates Realty Corp.	9	233
Assurant Inc.	11	677
Assured Guaranty Ltd.	23	615
Astoria Financial Corp.	15	191
AvalonBay Communities Inc.	20	3,434
Aviv REIT Inc.	4	134
Axis Capital Holdings Ltd.	15	758
Baldwin & Lyons Inc. - Class B (d)	1	30
BancFirst Corp. (d)	1	59
Bancorp Inc. (c)	5	46
BancorpSouth Inc.	13	294
Bank Mutual Corp.	6	46
Bank of America Corp.	1,585	24,392
Bank of Hawaii Corp. (d)	7	418
Bank of New York Mellon Corp. (a)	170	6,833
Bank of the Ozarks Inc.	12	427
BankUnited Inc.	15	487
Banner Corp.	3	124
BB&T Corp.	108	4,219
BBCN Bancorp Inc.	13	188
Beneficial Bancorp Inc. (c)	12	132
Berkshire Hathaway Inc. - Class B (c)	174	25,105
Berkshire Hills Bancorp Inc.	3	96
BGC Partners Inc. - Class A	28	263
BioMed Realty Trust Inc.	30	675
BlackRock Inc.	20	7,292
Blackstone Mortgage Trust Inc. - Class A	8	235
Blue Hills Bancorp Inc. (c)	3	46
BofI Holding Inc. (c)	2	193
BOK Financial Corp. (d)	3	208
Boston Private Financial Holdings Inc.	14	168
Boston Properties Inc.	23	3,220
Brandywine Realty Trust	27	433
Brixmor Property Group Inc.	27	716
Brookline Bancorp Inc.	10	98
Brown & Brown Inc.	18	597
Bryn Mawr Bank Corp.	2	53
Calamos Asset Management Inc. - Class A	3	38
Camden National Corp. (d)	1	42
Camden Property Trust	13	1,027
Campus Crest Communities Inc. (d)	9	65
Capital Bank Financial Corp. - Class A (c)	4	110
Capital One Financial Corp.	84	6,639
Capitol Federal Financial Inc.	20	246
Capstead Mortgage Corp. (d)	16	185
Cardinal Financial Corp.	4	85
CareTrust REIT Inc.	4	52
Cash America International Inc. (d)	4	100
CatchMark Timber Trust Inc. - Class A	4	47
Cathay General Bancorp	11	314
CBL & Associates Properties Inc.	27	527
CBOE Holdings Inc.	13	743
CBRE Group Inc. - Class A (c)	45	1,738
Cedar Shopping Centers Inc.	9	71
CenterState Banks of Florida Inc.	6	75
Central Pacific Financial Corp. (d)	3	70
Charles Schwab Corp.	177	5,388
Chatham Lodging Trust	5	160
Chemical Financial Corp.	5	164
Chesapeake Lodging Trust	8	275
Chimera Investment Corp.	153	481
Chubb Corp.	36	3,599
Cincinnati Financial Corp.	24	1,266
CIT Group Inc.	28	1,255
Citigroup Inc.	457	23,526
Citizens Inc. - Class A (c) (d)	6	37
City Holdings Co. (d)	2	102
City National Corp.	7	662
CME Group Inc.	48	4,548
CNO Financial Group Inc.	30	512
CoBiz Financial Inc.	5	63
Cohen & Steers Inc. (d)	3	111
Colony Capital Inc. (d)	17	449
Columbia Banking System Inc.	8	242
Comerica Inc.	27	1,213
Commerce Bancshares Inc.	13	570
Community Bank System Inc.	6	229
Community Trust Bancorp Inc.	2	72
ConnectOne Bancorp Inc.	5	99
Coresite Realty Corp.	3	145
Corporate Office Properties Trust	14	406
Cousins Properties Inc.	30	318
Cowen Group Inc. - Class A (c)	15	76
Credit Acceptance Corp. (c)	1	199
Crown Castle International Corp.	50	4,145
CubeSmart	24	581
Cullen/Frost Bankers Inc.	8	567
Customers Bancorp Inc. (c)	3	83
CVB Financial Corp. (d)	15	243
CyrusOne Inc.	6	190
CYS Investments Inc.	26	233
DCT Industrial Trust Inc.	13	454
DDR Corp.	46	849
DiamondRock Hospitality Co.	30	423
Digital Realty Trust Inc.	21	1,353
Dime Community Bancshares Inc.	4	67
Discover Financial Services	68	3,858
Donegal Group Inc. - Class A	1	22
Douglas Emmett Inc.	21	636
Duke Realty Corp.	52	1,138
DuPont Fabros Technology Inc.	10	320
Dynex Capital Inc. (d)	7	62
E*TRADE Financial Corp. (c)	43	1,233
Eagle Bancorp Inc. (c)	4	162
East West Bancorp Inc.	21	865
EastGroup Properties Inc.	5	307
Eaton Vance Corp.	18	750
Education Realty Trust Inc.	7	255
eHealth Inc. (c)	2	23
EMC Insurance Group Inc.	1	27
Empire State Realty Trust Inc. - Class A	14	269
Employer Holdings Inc.	4	117
Encore Capital Group Inc. (c) (d)	3	139
Endurance Specialty Holdings Ltd.	7	420
Enova International Inc. (c)	4	77
Enstar Group Ltd. (c)	2	259
Enterprise Financial Services Corp.	3	55
EPR Properties	9	523
Equity Commonwealth (c)	18	475
Equity Lifestyle Properties Inc.	12	680
Equity One Inc.	10	273
Equity Residential	52	4,023

See accompanying Notes to Schedules of Investments.

	Shares	Value
Essent Group Ltd. (c)	9	208
Essex Property Trust Inc.	10	2,206
EverBank Financial Corp.	13	227
Evercore Partners Inc. - Class A	5	257
Everest Re Group Ltd.	7	1,185
Excel Trust Inc.	9	119
Extra Space Storage Inc.	17	1,143
EZCorp Inc. - Class A (c)	7	65
FBL Financial Group Inc. - Class A (d)	2	96
FCB Financial Holdings Inc. - Class A (c)	4	108
Federal Agricultural Mortgage Corp. - Class C (d)	1	38
Federal Realty Investment Trust	10	1,484
Federated Investors Inc. - Class B	14	481
Federated National Holding Co.	2	49
FelCor Lodging Trust Inc.	18	212
Fidelity & Guaranty Life	2	36
Fifth Third Bancorp	125	2,351
Financial Engines Inc. (d)	8	331
First American Financial Corp.	16	582
First Bancorp Inc. (c)	15	90
First Bancorp Inc.	3	44
First Cash Financial Services Inc. (c)	4	192
First Citizens BancShares Inc. - Class A	1	274
First Commonwealth Financial Corp. (d)	13	117
First Community Bancshares Inc.	2	40
First Financial Bancorp	8	145
First Financial Bankshares Inc. (d)	8	213
First Financial Corp.	2	54
First Horizon National Corp.	36	521
First Industrial Realty Trust Inc.	16	351
First Interstate BancSystem Inc. - Class A	3	76
First Merchants Corp.	5	111
First Midwest Bancorp Inc.	12	211
First NBC Bank Holding Co. (c)	2	68
First Niagara Financial Group Inc.	53	472
First Potomac Realty Trust	8	96
First Republic Bank	20	1,120
FirstMerit Corp.	26	495
Flagstar Bancorp Inc. (c)	3	46
Flushing Financial Corp. (d)	4	80
FNB Corp.	24	316
FNF Group	38	1,388
FNFV Group (c)	13	177
Forest City Enterprises Inc. - Class A (c)	23	589
Forestar Group Inc. (c) (d)	5	76
Franklin Resources Inc.	61	3,133
Franklin Street Properties Corp.	14	185
Fulton Financial Corp.	27	332
FXCM Inc. - Class A (d)	5	10
GAMCO Investors Inc.	1	52
Gaming and Leisure Properties Inc.	13	496
General Growth Properties Inc.	79	2,342
Genworth Financial Inc. - Class A (c)	73	537
Geo Group Inc.	11	487
Getty Realty Corp.	4	68
Glacier Bancorp Inc.	12	291
Global Indemnity Plc (c)	1	35
Goldman Sachs Group Inc.	59	11,117
Government Properties Income Trust	10	235
Gramercy Property Trust Inc.	7	202
Great Southern Bancorp Inc.	1	54
Green Dot Corp. (c)	4	62
Greenhill & Co. Inc.	4	168
Greenlight Capital Re Ltd. - Class A (c)	5	165
Hancock Holding Co.	13	386
Hanmi Financial Corp.	4	93
Hanover Insurance Group Inc.	7	490
Hartford Financial Services Group Inc.	65	2,727
Hatteras Financial Corp.	14	261
HCC Insurance Holdings Inc.	15	850
HCI Group Inc.	1	62
HCP Inc.	69	2,976
Health Care REIT Inc.	52	4,034
Healthcare Realty Trust Inc.	15	411
Healthcare Trust of America Inc. - Class A	18	510
Heartland Financial USA Inc.	2	68
Heritage Financial Corp.	6	96
Hersha Hospitality Trust	32	207
HFF Inc. - Class A	6	210
Highwoods Properties Inc.	13	607
Hilltop Holdings Inc. (c)	11	223
Home Bancshares Inc.	8	260
Home Loan Servicing Solutions Ltd. (d)	11	177
Home Properties Inc.	9	608
HomeStreet Inc. (c)	2	34
HomeTrust Bancshares Inc. (c)	3	42
Horace Mann Educators Corp.	7	231
Hospitality Properties Trust	23	747
Host Hotels & Resorts Inc.	115	2,314
Howard Hughes Corp. (c)	5	831
Hudson City Bancorp Inc.	72	753
Hudson Pacific Properties Inc.	10	343
Huntington Bancshares Inc.	122	1,353
IberiaBank Corp.	5	304
Independent Bank Corp. (d)	3	147
Independent Bank Group Inc.	1	49
Infinity Property & Casualty Corp. (d)	2	130
Inland Real Estate Corp.	13	136
Interactive Brokers Group Inc.	8	271
Intercontinental Exchange Inc.	17	3,979
International Bancshares Corp.	9	246
INTL FCStone Inc. (c)	2	65
Invesco Ltd.	65	2,562
Invesco Mortgage Capital Inc.	19	298
Investment Technology Group Inc. (c)	5	151
Investors Bancorp Inc.	54	635
Investors Real Estate Trust (d)	19	144
Iron Mountain Inc.	25	921
iStar Financial Inc. (c)	13	175
Janus Capital Group Inc. (d)	23	396
Jones Lang LaSalle Inc.	7	1,142
JPMorgan Chase & Co.	564	34,156
Kansas City Life Insurance Co.	1	26
KCG Holdings Inc. - Class A (c)	11	137
Kemper Corp.	7	266
Kennedy-Wilson Holdings Inc.	11	276
KeyCorp	133	1,878
Kilroy Realty Corp.	12	938
Kimco Realty Corp.	62	1,653
Kite Realty Group Trust	12	341
Ladder Capital Corp. - Class A	5	91
Lakeland Bancorp Inc.	5	61
Lakeland Financial Corp.	2	93
LaSalle Hotel Properties	17	657
LegacyTexas Financial Group Inc.	5	118
Legg Mason Inc.	16	874
LendingTree Inc. (c)	1	43
Leucadia National Corp.	47	1,055
Lexington Realty Trust (d)	31	310
Liberty Property Trust	23	815
Lincoln National Corp.	40	2,278
Loews Corp.	51	2,076
LPL Financial Holdings Inc.	12	527
LTC Properties Inc.	6	256
M&T Bank Corp.	18	2,291

See accompanying Notes to Schedules of Investments.

	Shares	Value
Macerich Co.	21	1,780
Mack-Cali Realty Corp.	13	250
Maiden Holdings Ltd. (d)	8	112
Marcus & Millichap Inc. (c)	1	34
MarketAxess Holdings Inc.	6	462
Marsh & McLennan Cos. Inc.	82	4,593
MB Financial Inc.	10	306
MBIA Inc. (c)	22	207
McGraw-Hill Financial. Inc.	41	4,213
Meadowbrook Insurance Group Inc.	7	58
Medical Properties Trust Inc.	30	446
Mercury General Corp. (d)	4	240
MetLife Inc.	145	7,342
MFA Financial Inc. (d)	55	433
MGIC Investment Corp. (c)	49	474
Mid-America Apartment Communities Inc.	11	866
Moelis & Co. - Class A	3	94
Monmouth Real Estate Investment Corp. (d)	7	81
Montpelier Re Holdings Ltd.	7	251
Moody’s Corp.	28	2,951
Morgan Stanley	221	7,889
MSCI Inc. - Class A	16	986
NASDAQ OMX Group Inc.	18	903
National Bank Holdings Corp. - Class A	7	127
National Health Investors Inc.	5	366
National Interstate Corp.	1	32
National Penn Bancshares Inc.	20	212
National Retail Properties Inc. (d)	19	791
Nationstar Mortgage Holdings Inc. (c)	7	162
Navient Corp.	63	1,279
Navigators Group Inc. (c)	1	115
NBT Bancorp Inc.	7	187
Nelnet Inc. - Class A	4	171
New Residential Investment Corp.	21	316
New Senior Investment Group Inc.	11	176
New York Community Bancorp Inc. (d)	66	1,108
New York Mortgage Trust Inc. (d)	18	138
New York REIT Inc.	25	260
Newcastle Investment Corp. (d)	9	43
Northern Trust Corp.	33	2,330
Northfield Bancorp Inc.	7	110
NorthStar Asset Management Group Inc.	29	668
NorthStar Realty Finance Corp. (d)	50	900
Northwest Bancshares Inc.	15	177
Ocwen Financial Corp. (c) (d)	17	137
OFG Bancorp (d)	6	102
Old National Bancorp	18	261
Old Republic International Corp.	36	542
Omega Healthcare Investors Inc. (d)	20	807
One Liberty Properties Inc. (d)	2	45
OneBeacon Insurance Group Ltd. - Class A	3	46
Oppenheimer Holdings Inc. - Class A	2	37
Opus Bank	2	58
Oritani Financial Corp. (d)	5	79
Outfront Media Inc.	18	537
PacWest Bancorp	15	681
Parkway Properties Inc.	11	196
PartnerRe Ltd.	7	778
Pebblebrook Hotel Trust	11	505
Pennsylvania REIT	11	253
Pennymac Mortgage Investment Trust	11	236
People’s United Financial Inc. (d)	47	708
Peoples Bancorp Inc.	2	38
PHH Corp. (c) (d)	7	179
Physicians Realty Trust	8	141
Pico Holdings Inc. (c)	3	52
Piedmont Office Realty Trust Inc. - Class A	24	440
Pinnacle Financial Partners Inc.	6	248
Piper Jaffray Cos. (c)	2	117
Plum Creek Timber Co. Inc.	26	1,143
PNC Financial Services Group Inc.	79	7,410
Popular Inc. (c)	16	536
Post Properties Inc.	8	476
Potlatch Corp.	6	243
PRA Group Inc. (c) (d)	8	418
Primerica Inc.	8	425
Principal Financial Group Inc.	45	2,294
PrivateBancorp Inc.	12	406
ProAssurance Corp.	9	391
Progressive Corp.	85	2,319
ProLogis Inc.	75	3,271
Prosperity Bancshares Inc.	10	508
Provident Financial Services Inc.	9	174
Prudential Financial Inc.	69	5,517
PS Business Parks Inc.	3	260
Public Storage	22	4,351
Pzena Investment Management Inc. - Class A	2	16
QTS Realty Trust Inc. - Class A	3	114
Radian Group Inc. (d)	29	480
RAIT Financial Trust	11	78
Ramco-Gershenson Properties Trust	12	229
Raymond James Financial Inc.	20	1,109
Rayonier Inc.	20	533
RCS Capital Corp. - Class A (d)	4	42
Realogy Holdings Corp. (c)	22	994
Realty Income Corp. (d)	33	1,721
Redwood Trust Inc. (d)	13	235
Regency Centers Corp.	14	938
Regions Financial Corp.	209	1,977
Reinsurance Group of America Inc.	10	959
RenaissanceRe Holdings Ltd. (d)	7	706
Renasant Corp. (d)	4	124
Republic Bancorp Inc. - Class A	1	37
Resource Capital Corp.	18	81
Retail Opportunity Investments Corp.	14	258
Retail Properties of America Inc. - Class A	36	580
RLI Corp. (d)	6	319
RLJ Lodging Trust	20	626
Rouse Properties Inc. (d)	5	91
Ryman Hospitality Properties Inc.	7	411
S&T Bancorp Inc.	4	116
Sabra Healthcare REIT Inc.	8	262
Safeguard Scientifics Inc. (c) (d)	3	53
Safety Insurance Group Inc.	2	109
Saul Centers Inc.	2	98
SEI Investments Co.	21	944
Select Income REIT	7	170
Selective Insurance Group Inc.	9	266
Senior Housing Properties Trust	34	759
ServisFirst Bancshares Inc.	4	123
Signature Bank (c)	8	973
Silver Bay Realty Trust Corp.	5	82
Simmons First National Corp. - Class A (d)	2	93
Simon Property Group Inc.	47	9,163
SL Green Realty Corp.	14	1,849
SLM Corp.	64	592
South State Corp.	4	263
Southside Bancshares Inc. (d)	4	113
Sovran Self Storage Inc.	5	469
Spirit Realty Capital Inc.	60	729
Springleaf Holdings Inc. (c)	4	200
Square 1 Financial Inc. - Class A (c)	2	61
St. Joe Co. (c) (d)	11	202
STAG Industrial Inc.	10	226
StanCorp Financial Group Inc.	6	418
Starwood Property Trust Inc. (d)	34	822

See accompanying Notes to Schedules of Investments.

	Shares	Value
Starwood Waypoint Residential Trust (d)	5	136
State Auto Financial Corp.	2	56
State Bank Financial Corp. (d)	4	94
State Street Corp.	63	4,632
Sterling Bancorp (d)	14	182
Stewart Information Services Corp.	3	115
Stifel Financial Corp. (c)	10	545
Stock Yards Bancorp Inc. (d)	2	67
Strategic Hotels & Resorts Inc. (c)	39	482
Summit Hotel Properties Inc.	12	166
Sun Communities Inc. (d)	6	433
Sunstone Hotel Investors Inc.	31	517
SunTrust Banks Inc.	79	3,234
Susquehanna Bancshares Inc.	27	372
SVB Financial Group (c)	8	993
Symetra Financial Corp.	12	286
Synchrony Financial (c)	25	753
Synovus Financial Corp.	21	582
T. Rowe Price Group Inc.	39	3,170
Talmer Bancorp Inc.	8	125
Tanger Factory Outlet Centers Inc.	14	505
Taubman Centers Inc.	10	742
TCF Financial Corp.	25	395
TD Ameritrade Holding Corp.	41	1,524
Tejon Ranch Co. (c)	2	57
Texas Capital Bancshares Inc. (c)	7	328
TFS Financial Corp.	15	221
Third Point Reinsurance Ltd. (c)	8	111
Torchmark Corp.	20	1,080
TowneBank	7	120
Travelers Cos. Inc.	50	5,410
Trico Bancshares	3	83
Tristate Capital Holdings Inc. (c) (d)	3	35
TrustCo Bank Corp. (d)	13	90
Trustmark Corp.	9	224
Two Harbors Investment Corp.	54	569
U.S. Bancorp	270	11,786
UDR Inc.	38	1,283
UMB Financial Corp.	6	317
Umpqua Holdings Corp.	34	581
Union Bankshares Corp.	6	134
United Bankshares Inc.	9	354
United Community Banks Inc.	4	79
United Financial Bancorp Inc.	7	86
United Fire Group Inc.	3	95
Universal Health Realty Income Trust	2	96
Universal Insurance Holdings Inc.	4	109
Univest Corp. of Pennsylvania	2	46
Unum Group	38	1,288
Urban Edge Properties	13	310
Urstadt Biddle Properties Inc.	3	81
Validus Holdings Ltd.	13	532
Valley National Bancorp (d)	35	334
Ventas Inc.	49	3,554
Virtus Investment Partners Inc.	1	161
Vornado Realty Trust	25	2,830
Voya Financial Inc.	34	1,483
Waddell & Reed Financial Inc. - Class A	12	615
Walker & Dunlop Inc. (c)	3	46
Walter Investment Management Corp. (c) (d)	5	84
Washington Federal Inc.	15	322
Washington REIT	11	293
Washington Trust Bancorp Inc.	2	76
Waterstone Financial Inc. (d)	4	54
Webster Financial Corp.	14	511
Weingarten Realty Investors	18	649
Wells Fargo & Co.	743	40,437
WesBanco Inc.	5	162
Westamerica Bancorp (d)	4	156
Western Alliance Bancorp (c)	12	348
Western Asset Mortgage Capital Corp. (d)	6	87
Westwood Holdings Group Inc.	1	52
Willis Group Holdings Plc	24	1,158
Wilshire Bancorp Inc.	10	97
Winthrop Realty Trust	5	79
Wintrust Financial Corp.	7	330
WisdomTree Investments Inc. (d)	17	359
World Acceptance Corp. (c) (d)	1	83
WP Carey Inc.	14	934
WP Glimcher Inc.	27	455
WR Berkley Corp.	16	824
WSFS Financial Corp.	1	89
XL Group Plc	40	1,454
Zions Bancorp	31	844
		579,978
INDUSTRIALS - 0.1%
Corrections Corp. of America	17	704
MATERIALS - 0.5%
Weyerhaeuser Co.	79	2,620
Total Common Stocks (cost $474,710)		584,021

SHORT TERM INVESTMENTS - 3.0%
Investment Company - 0.5%
JNL Money Market Fund, 0.01% (a) (b)	2,801	2,801
Securities Lending Collateral - 2.5%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (b)	14,675	14,675
Total Short Term Investments (cost $17,476)		17,476
Total Investments - 102.4% (cost $492,186)		601,497
Other Assets and Liabilities, Net - (2.4%)		(14,058)
Total Net Assets - 100.0%		$587,439

JNL/Mellon Capital Healthcare Sector Fund

COMMON STOCKS - 99.5%
CONSUMER STAPLES - 0.1%
Prestige Brands Holdings Inc. (c)	43	$1,849
HEALTH CARE - 99.4%
Abaxis Inc. (d)	17	1,098
Abbott Laboratories	1,207	55,931
AbbVie Inc.	1,277	74,749
Abiomed Inc. (c)	32	2,261
Acadia HealthCare Co. Inc. (c) (d)	39	2,827
ACADIA Pharmaceuticals Inc. (c) (d)	62	2,008
Accelerate Diagnostics Inc. (c) (d)	18	401
Acceleron Pharma Inc. (c) (d)	10	388
Accuray Inc. (c) (d)	57	533
AcelRx Pharmaceuticals Inc (c) (d)	17	64
Aceto Corp.	19	424
Achillion Pharmaceuticals Inc. (c) (d)	74	730
Acorda Therapeutics Inc. (c)	34	1,139
Actavis Plc (c)	302	89,798
Adeptus Health Inc. - Class A (c)	4	178
Aegerion Pharmaceuticals Inc. (c) (d)	20	511
Aerie Pharmaceuticals Inc. (c)	13	416
Aetna Inc.	282	30,074
Affymetrix Inc. (c) (d)	65	819
Agilent Technologies Inc.	266	11,057
Agios Pharmaceuticals Inc. (c) (d)	18	1,739

See accompanying Notes to Schedules of Investments.

	Shares	Value
Air Methods Corp. (c) (d)	28	1,303
Akebia Therapeutics Inc. (c)	5	61
Akorn Inc. (c)	66	3,156
Albany Molecular Research Inc. (c) (d)	18	313
Alere Inc. (c)	65	3,190
Alexion Pharmaceuticals Inc. (c)	159	27,587
Align Technology Inc. (c)	56	3,017
Alkermes Plc (c)	117	7,131
Allscripts-Misys Healthcare Solutions Inc. (c)	142	1,697
Alnylam Pharmaceuticals Inc. (c)	60	6,224
AMAG Pharmaceuticals Inc. (c) (d)	22	1,222
Amedisys Inc. (c)	21	566
AmerisourceBergen Corp.	174	19,819
Amgen Inc.	609	97,423
Amicus Therapeutics Inc. (c)	61	666
AMN Healthcare Services Inc. (c)	38	866
Amsurg Corp. (c)	40	2,448
Anacor Pharmaceuticals Inc. (c) (d)	31	1,778
Analogic Corp.	11	965
AngioDynamics Inc. (c) (d)	19	333
Anika Therapeutics Inc. (c) (d)	11	436
Antares Pharma Inc. (c) (d)	71	193
Anthem Inc.	217	33,449
Aratana Therapeutics Inc. (c)	20	316
Arena Pharmaceuticals Inc. (c) (d)	187	815
Ariad Pharmaceuticals Inc. (c)	136	1,119
Array BioPharma Inc. (c) (d)	88	646
Arrowhead Research Corp. (c) (d)	39	264
athenahealth Inc. (c) (d)	31	3,657
AtriCure Inc. (c)	18	364
Auspex Pharmaceuticals Inc. (c)	15	1,468
Avalanche Biotechnologies Inc. (c)	12	470
Baxter International Inc.	435	29,803
Becton Dickinson & Co.	168	24,135
Bio-Rad Laboratories Inc. - Class A (c)	16	2,222
Bio-Reference Labs Inc. (c) (d)	19	663
Bio-Techne Corp.	30	3,058
BioCryst Pharmaceuticals Inc. (c) (d)	40	366
BioDelivery Sciences International Inc. (c)	36	383
Biogen Inc. (c)	189	79,905
BioMarin Pharmaceutical Inc. (c)	124	15,505
BioScrip Inc. (c) (d)	50	221
Bluebird Bio Inc. (c)	22	2,610
Boston Scientific Corp. (c)	1,058	18,774
Bristol-Myers Squibb Co.	1,329	85,734
Brookdale Senior Living Inc. (c)	147	5,550
Bruker Corp. (c)	99	1,824
Cambrex Corp. (c)	23	914
Cantel Medical Corp.	27	1,261
Capital Senior Living Corp. (c)	20	526
Cardinal Health Inc.	266	24,000
Cardiovascular Systems Inc. (c)	24	947
Castlight Health Inc. - Class B (c) (d)	22	169
Catalent Inc. (c)	56	1,760
Celgene Corp. (c)	640	73,789
Celldex Therapeutics Inc. (c)	75	2,081
Cempra Inc. (c)	22	747
Centene Corp. (c)	89	6,310
Cepheid Inc. (c)	57	3,230
Cerner Corp. (c)	245	17,954
Cerus Corp. (c) (d)	70	292
Charles River Laboratories International Inc. (c)	37	2,907
Chemed Corp.	13	1,539
Chimerix Inc. (c)	25	941
CIGNA Corp.	210	27,188
Clovis Oncology Inc. (c) (d)	17	1,284
Community Health Systems Inc. (c) (d)	93	4,879
Computer Programs & Systems Inc. (d)	8	428
Conmed Corp. (d)	21	1,073
Cooper Cos. Inc.	39	7,240
Corvel Corp. (c)	8	284
CR Bard Inc.	60	10,012
CTI BioPharma Corp. (c) (d)	138	250
Cyberonics Inc. (c)	20	1,309
Cynosure Inc. - Class A (c)	14	425
DaVita HealthCare Partners Inc. (c)	137	11,158
Dentsply International Inc.	113	5,771
DepoMed Inc. (c)	47	1,047
DexCom Inc. (c)	62	3,838
Dyax Corp. (c)	113	1,885
Dynavax Technologies Corp. (c) (d)	19	426
Edwards Lifesciences Corp. (c)	85	12,165
Eli Lilly & Co.	803	58,361
Emergent BioSolutions Inc. (c)	26	757
Enanta Pharmaceuticals Inc. (c) (d)	4	120
Endo International Plc (c)	138	12,350
Endocyte Inc. (c) (d)	19	117
Endologix Inc. (c) (d)	49	828
Ensign Group Inc.	19	874
Envision Healthcare Holdings Inc. (c)	148	5,659
Epizyme Inc. (c)	21	390
Esperion Therapeutics Inc. (c) (d)	10	928
Exact Sciences Corp. (c) (d)	70	1,538
ExacTech Inc. (c)	6	158
ExamWorks Group Inc. (c) (d)	32	1,327
Exelixis Inc. (c) (d)	165	424
Express Scripts Holding Co. (c)	589	51,066
Fluidigm Corp. (c)	24	1,009
Foundation Medicine Inc. (c) (d)	9	434
GenMark Diagnostics Inc. (c)	32	412
Genomic Health Inc. (c) (d)	11	346
Geron Corp. (c) (d)	113	424
Gilead Sciences Inc. (c)	1,209	118,600
Globus Medical Inc. - Class A (c)	33	839
Greatbatch Inc. (c)	20	1,157
Haemonetics Corp. (c)	42	1,904
Halozyme Therapeutics Inc. (c) (d)	80	1,142
Halyard Health Inc. (c) (d)	36	1,748
Hanger Orthopedic Group Inc. (c)	25	565
HCA Holdings Inc. (c)	242	18,206
Health Net Inc. (c)	64	3,854
HealthEquity Inc. (c)	15	384
HealthSouth Corp.	72	3,194
HealthStream Inc. (c)	17	418
Healthways Inc. (c)	23	456
HeartWare International Inc. (c) (d)	13	1,134
Henry Schein Inc. (c)	67	9,395
Hill-Rom Holdings Inc.	44	2,175
HMS Holdings Corp. (c) (d)	69	1,062
Hologic Inc. (c)	179	5,898
Horizon Pharma Plc (c)	59	1,522
Hospira Inc. (c)	135	11,866
Humana Inc.	123	21,933
Hyperion Therapeutics Inc. (c)	6	259
ICU Medical Inc. (c)	11	984
Idexx Laboratories Inc. (c)	38	5,902
Illumina Inc. (c)	113	21,012
Immunogen Inc. (c) (d)	61	545
Immunomedics Inc. (c) (d)	83	319
Impax Laboratories Inc. (c) (d)	53	2,493
Incyte Corp. (c)	121	11,128
Infinity Pharmaceuticals Inc. (c)	33	460
Inovio Pharmaceuticals Inc. (c) (d)	53	436
Insmed Inc. (c)	37	774
Insulet Corp. (c)	44	1,451
Insys Therapeutics Inc. (c) (d)	9	499

See accompanying Notes to Schedules of Investments.

	Shares	Value
Integra LifeSciences Holdings Corp. (c)	20	1,212
Intercept Pharmaceuticals Inc. (c) (d)	11	3,155
Intra-Cellular Therapies Inc. (c) (d)	20	489
Intrexon Corp. (c) (d)	34	1,544
Intuitive Surgical Inc. (c)	29	14,607
Invacare Corp.	25	490
IPC Healthcare Inc. (c)	14	674
Ironwood Pharmaceuticals Inc. (c)	98	1,561
Isis Pharmaceuticals Inc. (c) (d)	95	6,020
Jazz Pharmaceuticals Plc (c)	48	8,353
Johnson & Johnson	2,242	225,515
K2M Group Holdings Inc. (c)	18	386
Karyopharm Therapeutics Inc. (c) (d)	15	453
Keryx Biopharmaceuticals Inc. (c) (d)	82	1,042
Kindred Healthcare Inc.	66	1,569
Kite Pharma Inc. (c) (d)	25	1,422
KYTHERA Biopharmaceuticals Inc. (c) (d)	16	784
Laboratory Corp. of America Holdings (c)	80	10,052
Landauer Inc.	9	324
Lannett Co. Inc. (c) (d)	20	1,340
LDR Holding Corp. (c)	10	372
Lexicon Pharmaceuticals Inc. (c) (d)	255	240
LHC Group Inc. (c)	12	382
LifePoint Hospitals Inc. (c)	37	2,685
Ligand Pharmaceuticals Inc. (c) (d)	13	1,008
Luminex Corp. (c)	26	419
MacroGenics Inc. (c)	14	442
Magellan Health Services Inc. (c)	23	1,627
Mallinckrodt Plc (c)	93	11,756
MannKind Corp. (c) (d)	167	871
Masimo Corp. (c)	42	1,379
McKesson Corp.	186	42,072
MedAssets Inc. (c)	46	871
Medicines Co. (c)	55	1,543
Medidata Solutions Inc. (c)	42	2,051
Medivation Inc. (c)	62	8,010
MEDNAX Inc. (c)	80	5,834
Medtronic Plc	1,135	88,514
Merck & Co. Inc.	2,284	131,269
Meridian Bioscience Inc.	31	599
Merit Medical Systems Inc. (c)	31	591
Merrimack Pharmaceuticals Inc. (c) (d)	77	918
Mettler-Toledo International Inc. (c) (d)	23	7,505
MiMedx Group Inc. (c) (d)	68	706
Molina Healthcare Inc. (c)	26	1,726
Momenta Pharmaceuticals Inc. (c)	35	529
Mylan NV (c)	298	17,712
Myriad Genetics Inc. (c) (d)	58	2,042
Natus Medical Inc. (c)	28	1,091
Nektar Therapeutics (c) (d)	108	1,186
Neogen Corp. (c)	31	1,436
Neurocrine Biosciences Inc. (c)	68	2,694
NewLink Genetics Corp. (c) (d)	14	739
Novavax Inc. (c) (d)	197	1,628
NuVasive Inc. (c)	39	1,790
NxStage Medical Inc. (c)	48	833
Omeros Corp. (c) (d)	29	636
Omnicare Inc.	78	6,042
Omnicell Inc. (c)	29	1,013
OncoMed Pharmaceuticals Inc. (c) (d)	6	152
Ophthotech Corp. (c) (d)	11	490
Opko Health Inc. (c) (d)	193	2,732
OraSure Technologies Inc. (c)	40	261
Orexigen Therapeutics Inc. (c) (d)	93	729
Organovo Holdings Inc. (c) (d)	46	162
Orthofix International NV (c)	14	495
Osiris Therapeutics Inc. (c) (d)	11	186
Otonomy Inc. (c)	7	250
Owens & Minor Inc.	52	1,765
Pacific Biosciences of California Inc. (c)	34	198
Pacira Pharmaceuticals Inc. (c) (d)	28	2,513
PAREXEL International Corp. (c)	44	3,060
Patterson Cos. Inc.	67	3,277
PDL BioPharma Inc. (d)	118	831
PerkinElmer Inc.	91	4,638
Perrigo Co. Plc	112	18,577
Pfizer Inc.	5,047	175,568
Pharmacyclics Inc. (c)	51	13,116
PharMerica Corp. (c)	27	753
Phibro Animal Health Corp. - Class A	13	457
Portola Pharmaceuticals Inc. (c)	34	1,300
Premier Inc. - Class A (c)	31	1,176
Prothena Corp. Plc (c) (d)	22	853
Providence Services Corp. (c)	9	503
PTC Therapeutics Inc. (c)	17	1,005
Puma Biotechnology Inc. (c) (d)	22	5,138
Quality Systems Inc.	32	505
Quest Diagnostics Inc.	116	8,878
Quidel Corp. (c)	25	666
Quintiles Transnational Holdings Inc. (c)	56	3,724
Radius Health Inc. (c) (d)	11	433
Raptor Pharmaceutical Corp. (c) (d)	46	505
Receptos Inc. (c)	20	3,295
Regeneron Pharmaceuticals Inc. (c)	64	28,904
Relypsa Inc. (c)	17	620
Repligen Corp. (c) (d)	23	712
ResMed Inc. (d)	112	8,005
Revance Therapeutics Inc. (c) (d)	12	241
Rockwell Medical Technologies Inc. (c) (d)	36	389
Sage Therapeutics Inc. (c) (d)	4	194
Sagent Pharmaceuticals Inc. (c)	16	360
Salix Pharmaceuticals Ltd. (c) (d)	51	8,802
Sangamo Biosciences Inc. (c)	58	914
Sarepta Therapeutics Inc. (c) (d)	29	384
Sciclone Pharmaceuticals Inc. (c) (d)	43	377
Seattle Genetics Inc. (c) (d)	85	2,999
Select Medical Holdings Corp. (d)	69	1,022
Sequenom Inc. (c) (d)	102	402
Sirona Dental Systems Inc. (c)	45	4,006
Spectranetics Corp. (c) (d)	33	1,159
Spectrum Pharmaceuticals Inc. (c) (d)	48	289
St. Jude Medical Inc.	228	14,917
Staar Surgical Co. (c) (d)	18	132
STERIS Corp. (d)	48	3,363
Stryker Corp.	273	25,226
Sucampo Pharmaceuticals Inc. - Class A (c) (d)	18	280
Surgical Care Affiliates Inc. (c)	10	335
SurModics Inc. (c)	8	214
Synageva BioPharma Corp. (c) (d)	21	2,011
Synergy Pharmaceuticals Inc. (c) (d)	89	412
Synta Pharmaceuticals Corp. (c) (d)	35	68
Team Health Holdings Inc. (c)	57	3,350
Teleflex Inc.	33	4,022
Tenet Healthcare Corp. (c)	79	3,912
TESARO Inc. (c) (d)	20	1,138
Tetraphase Pharmaceuticals Inc (c)	23	842
TG Therapeutics Inc. (c) (d)	22	343
Theravance Biopharma Inc. (c) (d)	20	339
Theravance Inc. (d)	66	1,042
Thermo Fisher Scientific Inc.	321	43,103
Thoratec Corp. (c)	46	1,929
Tornier BV (c)	30	790
Triple-S Management Corp. - Class B (c)	20	404
Ultragenyx Pharmaceutical Inc. (c)	17	1,081
Unilife Corp. (c) (d)	98	394
United Therapeutics Corp. (c)	38	6,557

See accompanying Notes to Schedules of Investments.

	Shares	Value
UnitedHealth Group Inc.	769	90,974
Universal American Corp. (c)	27	287
Universal Health Services Inc. - Class B	73	8,627
US Physical Therapy Inc.	11	507
Vanda Pharmaceuticals Inc. (c) (d)	31	285
Varian Medical Systems Inc. (c)	80	7,525
Vascular Solutions Inc. (c)	11	340
VCI Inc. (c)	64	3,527
Veeva Systems Inc. - Class A (c) (d)	44	1,119
Versartis Inc. (c) (d)	13	235
Vertex Pharmaceuticals Inc. (c)	193	22,793
Vital Therapies Inc. (c) (d)	15	380
Vivus Inc. (c) (d)	63	154
Vocera Communications Inc. (c)	18	183
Waters Corp. (c)	67	8,278
WellCare Health Plans Inc. (c)	35	3,235
West Pharmaceutical Services Inc.	57	3,447
Wright Medical Group Inc. (c)	39	1,005
XenoPort Inc. (c)	44	317
XOMA Corp. (c) (d)	69	250
Zafgen Inc. (c)	10	414
Zeltiq Aesthetics Inc. (c)	24	727
Zimmer Holdings Inc.	135	15,875
ZIOPHARM Oncology Inc. (c) (d)	66	708
Zoetis Inc. - Class A	400	18,503
ZS Pharma Inc. (c) (d)	7	312
		2,650,059
Total Common Stocks (cost $2,143,014)		2,651,908

SHORT TERM INVESTMENTS - 3.6%
Investment Company - 0.5%
JNL Money Market Fund, 0.01% (a) (b)	11,668	11,668
Securities Lending Collateral - 3.1%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (b)	82,196	82,196
Total Short Term Investments (cost $93,864)		93,864
Total Investments - 103.1% (cost $2,236,878)		2,745,772
Other Assets and Liabilities, Net - (3.1%)		(81,387)
Total Net Assets - 100.0%		$2,664,385

JNL/Mellon Capital Oil & Gas Sector Fund

COMMON STOCKS - 99.7%
ENERGY - 99.0%
Abraxas Petroleum Corp. (c)	73	$238
Alon USA Energy Inc.	23	375
Alpha Natural Resources Inc. (c) (d)	179	179
Anadarko Petroleum Corp.	400	33,155
Antero Resources Corp. (c) (d)	42	1,469
Apache Corp.	296	17,869
Approach Resources Inc. (c) (d)	28	186
Arch Coal Inc. (c) (d)	171	171
Atwood Oceanics Inc. (d)	49	1,367
Baker Hughes Inc.	342	21,775
Basic Energy Services Inc. (c) (d)	25	171
Bill Barrett Corp. (c) (d)	38	318
Bonanza Creek Energy Inc. (c)	33	805
Bristow Group Inc.	27	1,495
C&J Energy Services Ltd. (c) (d)	35	388
Cabot Oil & Gas Corp. - Class A	325	9,602
California Resources Corp.	244	1,855
Callon Petroleum Co. (c)	50	373
Cameron International Corp. (c)	156	7,017
CARBO Ceramics Inc. (d)	16	490
Carrizo Oil & Gas Inc. (c)	38	1,897
CHC Group Ltd. (c) (d)	26	34
Cheniere Energy Inc. (c)	177	13,704
Chesapeake Energy Corp. (d)	419	5,937
Chevron Corp.	1,492	156,609
Cimarex Energy Co.	69	7,908
Clayton Williams Energy Inc. (c) (d)	4	226
Clean Energy Fuels Corp. (c) (d)	53	283
Cloud Peak Energy Inc. (c) (d)	49	285
Cobalt International Energy Inc. (c)	225	2,120
Comstock Resources Inc. (d)	33	117
Concho Resources Inc. (c)	94	10,868
ConocoPhillips Co.	972	60,522
CONSOL Energy Inc.	180	5,028
Contango Oil & Gas Co. (c)	13	288
Continental Resources Inc. (c) (d)	73	3,172
Core Laboratories NV (d)	34	3,601
CVR Energy Inc. (d)	13	558
Delek US Holdings Inc.	43	1,699
Denbury Resources Inc. (d)	277	2,021
Devon Energy Corp.	308	18,564
Diamond Offshore Drilling Inc. (d)	54	1,441
Diamondback Energy Inc. (c)	38	2,927
Dresser-Rand Group Inc. (c)	60	4,824
Dril-Quip Inc. (c)	31	2,123
Eclipse Resources Corp. (c) (d)	26	143
Emerald Oil Inc. (c) (d)	71	52
Enbridge Energy Management LLC (c)	41	1,494
Energen Corp.	58	3,812
Energy XXII Ltd. (d)	68	249
EnLink Midstream LLC	32	1,029
Ensco Plc - Class A	184	3,887
EOG Resources Inc.	433	39,708
EP Energy Corp. - Class A (c) (d)	37	390
EQT Corp.	119	9,884
Era Group Inc. (c)	15	320
EXCO Resources Inc. (d)	131	239
Exterran Holdings Inc.	48	1,603
Exxon Mobil Corp.	3,341	283,975
FMC Technologies Inc. (c)	184	6,796
Forum Energy Technologies Inc. (c)	49	951
Frank’s International NV (d)	31	581
Gastar Exploration Inc. (c) (d)	56	146
Geospace Technologies Corp. (c) (d)	10	158
Goodrich Petroleum Corp. (c) (d)	43	151
Green Plains Inc. (d)	27	769
Gulf Island Fabrication Inc. (d)	9	138
Gulfmark Offshore Inc. - Class A (d)	5	65
Gulfport Energy Corp. (c)	67	3,066
Halcon Resources Corp. (c) (d)	194	298
Halliburton Co.	670	29,407
Helix Energy Solutions Group Inc. (c)	80	1,197
Helmerich & Payne Inc. (d)	85	5,807
Hercules Offshore Inc. (c) (d)	118	49
Hess Corp.	212	14,370
HollyFrontier Corp.	147	5,900
Hornbeck Offshore Services Inc. (c)	25	468
ION Geophysical Corp. (c) (d)	91	198
Jones Energy Inc. - Class A (c) (d)	20	177
Key Energy Services Inc. (c) (d)	112	203
Kinder Morgan Inc.	1,422	59,808
Kosmos Energy Ltd. (c) (d)	90	716
Laredo Petroleum Holdings Inc. (c) (d)	119	1,558
LinnCo LLC (d)	99	949
Magnum Hunter Resources Corp. (c) (d)	124	330
Marathon Oil Corp.	531	13,867
Marathon Petroleum Corp.	222	22,706

See accompanying Notes to Schedules of Investments.

	Shares	Value
Matador Resources Co. (c) (d)	56	1,217
Matrix Service Co. (c)	21	366
McDermott International Inc. (c) (d)	185	711
Memorial Resource Development Corp. (c)	60	1,058
Murphy Oil Corp.	132	6,171
Nabors Industries Ltd.	204	2,788
National Oilwell Varco Inc.	339	16,935
Natural Gas Services Group Inc. (c)	9	167
Newfield Exploration Co. (c)	126	4,411
Newpark Resources Inc. (c)	65	590
Noble Corp. Plc (d)	198	2,825
Noble Energy Inc.	304	14,882
Northern Oil and Gas Inc. (c) (d)	46	353
Oasis Petroleum Inc. (c) (d)	95	1,350
Occidental Petroleum Corp.	616	44,965
Oceaneering International Inc.	83	4,452
Oil States International Inc. (c)	37	1,488
Paragon Offshore Plc (d)	59	77
Parker Drilling Co. (c) (d)	94	327
Parsley Energy Inc. - Class A (c)	47	756
Patterson-UTI Energy Inc.	114	2,146
PBF Energy Inc. - Class A	67	2,257
PDC Energy Inc. (c)	31	1,694
Peabody Energy Corp. (d)	213	1,049
Penn Virginia Corp. (c) (d)	53	345
PetroQuest Energy Inc. (c) (d)	38	87
PHI Inc. (c)	9	271
Phillips 66	438	34,392
Pioneer Energy Services Corp. (c)	51	274
Pioneer Natural Resources Co.	118	19,278
QEP Resources Inc.	134	2,787
Range Resources Corp.	133	6,896
Renewable Energy Group Inc. (c)	25	232
Resolute Energy Corp. (c) (d)	24	14
Rex Energy Corp. (c) (d)	35	130
Rex Stores Corp. (c)	5	299
Rice Energy Inc. (c)	54	1,174
RigNet Inc. (c)	10	299
Rosetta Resources Inc. (c)	59	996
Rowan Cos. Plc - Class A	93	1,642
RPC Inc.	51	654
RSP Permian Inc. (c) (d)	37	923
Sanchez Energy Corp. (c) (d)	40	517
SandRidge Energy Inc. (c) (d)	283	504
Schlumberger Ltd.	1,016	84,763
SEACOR Holdings Inc. (c)	14	1,001
SemGroup Corp. - Class A	34	2,794
Seventy Seven Energy Inc. (c) (d)	32	134
SM Energy Co.	53	2,724
Solazyme Inc. (c) (d)	48	139
Southwestern Energy Co. (c)	299	6,930
Spectra Energy Corp. (d)	531	19,218
Stone Energy Corp. (c)	44	640
Superior Energy Services Inc.	120	2,670
Swift Energy Co. (c) (d)	33	72
Synergy Resources Corp. (c)	69	813
Targa Resources Corp.	41	3,961
Tesco Corp.	25	283
Tesoro Corp.	99	9,074
Tetra Technologies Inc. (c)	63	392
Tidewater Inc. (d)	38	734
Transocean Partners LLC	15	183
Triangle Petroleum Corp. (c) (d)	54	273
Ultra Petroleum Corp. (c) (d)	121	1,884
Unit Corp. (c)	35	969
VAALCO Energy Inc. (c)	41	100
Valero Energy Corp.	412	26,233
W&T Offshore Inc. (d)	26	134
Warren Resources Inc. (c) (d)	56	50
Weatherford International Plc (c)	607	7,472
Western Refining Inc.	62	3,077
Westmoreland Coal Co. (c)	13	336
Whiting Petroleum Corp. (c)	164	5,060
Willbros Group Inc. (c)	28	93
Williams Cos. Inc.	562	28,412
World Fuel Services Corp.	56	3,234
WPX Energy Inc. (c)	152	1,663
		1,323,932
MATERIALS - 0.1%
US Silica Holdings Inc. (d)	43	1,527
UTILITIES - 0.6%
Oneok Inc.	163	7,883
Total Common Stocks (cost $1,315,656)		1,333,342

SHORT TERM INVESTMENTS - 3.9%
Investment Company - 0.7%
JNL Money Market Fund, 0.01% (a) (b)	9,611	9,611
Securities Lending Collateral - 3.2%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (b)	42,614	42,614
Total Short Term Investments (cost $52,225)		52,225
Total Investments - 103.6% (cost $1,367,881)		1,385,567
Other Assets and Liabilities, Net - (3.6%)		(47,682)
Total Net Assets - 100.0%		$1,337,885

JNL/Mellon Capital Technology Sector Fund

COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 0.3%
Cimpress NV (c) (d)	7	$595
Coupons.com Inc. (c) (d)	13	147
HomeAway Inc. (c)	22	651
Pandora Media Inc. (c)	49	793
RetailMeNot Inc. (c) (d)	7	124
Sabre Corp.	19	469
Shutterstock Inc. (c) (d)	3	227
		3,006
FINANCIALS - 0.0%
Actua Corp. (c)	10	153
INDUSTRIALS - 0.1%
Belden Inc.	11	996
EnerNOC Inc. (c)	7	81
		1,077
INFORMATION TECHNOLOGY - 99.1%
3D Systems Corp. (c) (d)	25	688
Accenture Plc - Class A	154	14,435
ACI Worldwide Inc. (c)	27	595
Activision Blizzard Inc.	123	2,799
Acxiom Corp. (c)	20	366
Adobe Systems Inc. (c)	116	8,608
ADTRAN Inc. (d)	13	239
Advanced Energy Industries Inc. (c)	9	233
Advanced Micro Devices Inc. (c) (d)	158	424
Advent Software Inc.	11	489
Agilysys Inc. (c) (d)	3	31
Akamai Technologies Inc. (c)	44	3,102
Alliance Data Systems Corp. (c)	16	4,662

See accompanying Notes to Schedules of Investments.

	Shares	Value
Altera Corp.	75	3,202
Ambarella Inc. (c) (d)	5	400
Amkor Technology Inc. (c)	36	318
Amphenol Corp. - Class A	76	4,451
Analog Devices Inc.	77	4,872
Angie’s List Inc. (c) (d)	9	50
Anixter International Inc. (c)	7	505
Ansys Inc. (c)	22	1,978
AOL Inc. (c)	20	773
Apple Inc.	1,438	178,982
Applied Materials Inc.	298	6,724
Applied Micro Circuits Corp. (c) (d)	21	105
Arris Group Inc. (c)	31	888
Arrow Electronics Inc. (c)	24	1,462
Aruba Networks Inc. (c)	26	633
Aspen Technology Inc. (c)	23	866
Atmel Corp.	103	846
Autodesk Inc. (c)	56	3,257
Automatic Data Processing Inc.	118	10,140
Avago Technologies Ltd.	62	7,853
Avnet Inc.	34	1,512
AVX Corp.	12	171
Badger Meter Inc. (d)	3	192
Bankrate Inc. (c)	14	159
Bazaarvoice Inc. (c) (d)	12	68
Benchmark Electronics Inc. (c)	13	315
Benefitfocus Inc. (c) (d)	2	73
Black Box Corp.	3	63
Blackbaud Inc.	11	528
Blackhawk Network Holdings Inc. - Class A (c) (d)	3	92
Blackhawk Network Holdings Inc. - Class B (c)	10	370
Blucora Inc. (c)	10	137
Booz Allen Hamilton Holding Corp. - Class A	25	714
Bottomline Technologies Inc. (c)	10	272
Broadcom Corp. - Class A	133	5,743
Broadridge Financial Solutions Inc.	29	1,614
BroadSoft Inc. (c)	7	224
Brocade Communications Systems Inc.	107	1,266
Brooks Automation Inc.	16	181
CA Inc.	82	2,672
Cabot Microelectronics Corp. (c)	6	301
CACI International Inc. - Class A (c)	5	487
Cadence Design Systems Inc. (c)	72	1,332
CalAmp Corp. (c) (d)	8	136
Calix Inc. (c)	7	61
Callidus Software Inc. (c)	15	186
Carbonite Inc. (c)	2	35
Cardtronics Inc. (c)	11	398
Cass Information Systems Inc. (d)	3	141
Cavium Inc. (c)	13	931
CDK Global Inc.	39	1,834
CDW Corp.	30	1,117
Ceva Inc. (c)	4	87
ChannelAdvisor Corp. (c) (d)	4	37
Checkpoint Systems Inc.	11	115
Ciber Inc. (c)	14	59
Ciena Corp. (c)	25	489
Cirrus Logic Inc. (c)	15	498
Cisco Systems Inc.	1,255	34,534
Citrix Systems Inc. (c)	40	2,537
Cognex Corp. (c)	20	983
Cognizant Technology Solutions Corp. - Class A (c)	150	9,333
Coherent Inc. (c) (d)	6	415
Cohu Inc.	5	51
CommScope Holding Co. Inc. (c)	27	772
CommVault Systems Inc. (c)	10	451
Computer Sciences Corp.	34	2,237
comScore Inc. (c)	8	387
Comtech Telecommunications Corp.	4	114
Comverse Inc. (c)	4	85
Constant Contact Inc. (c)	8	296
Control4 Corp. (c) (d)	2	29
Convergys Corp.	24	554
CoreLogic Inc. (c)	21	728
Cornerstone OnDemand Inc. (c)	12	357
Corning Inc.	314	7,111
CoStar Group Inc. (c)	8	1,549
Cray Inc. (c)	9	263
Cree Inc. (c) (d)	29	1,020
CSG Systems International Inc.	9	274
CTS Corp. (d)	8	142
Cvent Inc. (c)	4	116
Cypress Semiconductor Corp.	79	1,117
Daktronics Inc.	10	107
Dealertrack Technologies Inc. (c) (d)	13	492
Demandware Inc. (c)	8	468
Dice Holdings Inc. (c) (d)	7	66
Diebold Inc.	14	512
Diodes Inc. (c)	10	279
Dolby Laboratories Inc.	12	455
DST Systems Inc.	9	951
DTS Inc. (c)	4	149
EarthLink Holdings Corp.	28	124
eBay Inc. (c)	274	15,832
Ebix Inc. (d)	8	245
EchoStar Corp. - Class A (c)	11	568
Electro Rent Corp.	4	40
Electronic Arts Inc. (c)	76	4,480
Electronics for Imaging Inc. (c)	11	466
Ellie Mae Inc. (c)	7	368
EMC Corp.	500	12,771
Emulex Corp. (c)	14	110
Endurance International Group Holdings Inc. (c) (d)	16	298
Entegris Inc. (c)	35	476
Envestnet Inc. (c)	7	394
EPAM Systems Inc. (c)	9	560
EPIQ Systems Inc. (d)	8	144
ePlus Inc. (c)	2	149
Equinix Inc.	13	3,138
Euronet Worldwide Inc. (c)	13	736
EVERTEC Inc.	15	334
Exar Corp. (c)	8	78
ExlService Holdings Inc. (c)	7	265
Extreme Networks (c)	19	58
F5 Networks Inc. (c)	18	2,059
Fabrinet (c)	8	149
Facebook Inc. - Class A (c)	491	40,371
FactSet Research Systems Inc.	10	1,565
Fair Isaac Corp.	8	684
Fairchild Semiconductor International Inc. (c)	29	521
FARO Technologies Inc. (c) (d)	5	282
FEI Co.	10	775
Fidelity National Information Services Inc.	70	4,752
Finisar Corp. (c)	25	527
FireEye Inc. (c) (d)	21	807
First Solar Inc. (c)	18	1,101
Fiserv Inc. (c)	60	4,767
FleetCor Technologies Inc. (c)	19	2,893
FleetMatics Group Plc (c) (d)	10	435
Flextronics International Ltd. (c)	140	1,776
FLIR Systems Inc.	35	1,097
FormFactor Inc. (c)	15	134
Forrester Research Inc.	2	74

See accompanying Notes to Schedules of Investments.

	Shares	Value
Fortinet Inc. (c)	35	1,212
Freescale Semiconductor Ltd. (c)	26	1,079
Gartner Inc. - Class A (c)	21	1,796
Gigamon Inc. (c)	2	49
Global Cash Access Holdings Inc. (c)	18	138
Global Payments Inc.	16	1,501
Glu Mobile Inc. (c) (d)	25	127
Gogo Inc. (c) (d)	14	259
Google Inc. - Class A (c)	70	38,760
Google Inc. - Class C (c)	71	38,779
GrubHub Inc. (c)	11	483
GSI Group Inc. (c)	6	79
Guidewire Software Inc. (c)	17	909
Harmonic Inc. (c)	23	173
Harris Corp.	25	2,003
Heartland Payment Systems Inc.	9	409
Hewlett-Packard Co.	458	14,277
IAC/InterActiveCorp.	19	1,299
iGate Corp. (c) (d)	9	393
II-VI Inc. (c)	13	234
Immersion Corp. (c)	6	51
Imperva Inc. (c)	7	305
Infinera Corp. (c)	30	586
Infoblox Inc. (c)	14	330
Informatica Corp. (c)	27	1,179
Ingram Micro Inc. - Class A (c)	39	977
Inphi Corp. (c)	7	122
Insight Enterprises Inc. (c)	11	304
Integrated Device Technology Inc. (c)	35	692
Integrated Silicon Solutions Inc.	8	142
Intel Corp.	1,186	37,094
Interactive Intelligence Group (c) (d)	4	160
InterDigital Inc.	9	467
Internap Corp. (c)	14	138
International Business Machines Corp.	231	37,022
Intersil Corp. - Class A	31	449
IntraLinks Holdings Inc. (c)	12	122
Intuit Inc.	66	6,435
InvenSense Inc. (c) (d)	18	269
IPG Photonics Corp. (c) (d)	8	757
Itron Inc. (c)	10	368
Ixia (c)	13	163
IXYS Corp.	5	60
j2 Global Inc.	11	719
Jabil Circuit Inc.	43	1,009
Jack Henry & Associates Inc.	20	1,386
JDS Uniphase Corp. (c)	55	728
Jive Software Inc. (c)	8	39
Juniper Networks Inc.	95	2,150
Keysight Technologies Inc. (c)	41	1,522
Kimball Electronics Inc. (c)	6	88
KLA-Tencor Corp.	41	2,368
Knowles Corp. (c) (d)	20	387
Kulicke & Soffa Industries Inc. (c)	19	296
Lam Research Corp.	39	2,739
Lattice Semiconductor Corp. (c)	27	174
Leidos Holdings Inc.	16	654
Lexmark International Inc. - Class A	15	623
Linear Technology Corp.	59	2,741
LinkedIn Corp. - Class A (c)	27	6,621
Lionbridge Technologies Inc. (c)	12	69
Liquidity Services Inc. (c)	5	52
Littelfuse Inc.	5	530
LivePerson Inc. (c)	12	127
LogMeIn Inc. (c)	6	326
M/A-COM Technology Solutions Holdings Inc. (c)	5	201
Magnachip Semiconductor Corp. (c) (d)	9	47
Manhattan Associates Inc. (c)	19	943
Mantech International Corp. - Class A	6	198
Marin Software Inc. (c)	4	25
Marketo Inc. (c)	5	117
Marvell Technology Group Ltd.	94	1,387
MasterCard Inc. - Class A	246	21,236
Maxim Integrated Products Inc.	70	2,419
MAXIMUS Inc.	16	1,081
MaxLinear Inc. - Class A (c)	6	46
Maxwell Technologies Inc. (c) (d)	6	45
Mellanox Technologies Ltd. (c)	10	435
Mentor Graphics Corp.	23	553
MercadoLibre Inc. (d)	8	973
Mercury Systems Inc. (c)	9	141
Methode Electronics Inc.	9	408
Micrel Inc.	12	177
Microchip Technology Inc. (d)	50	2,426
Micron Technology Inc. (c)	263	7,124
Microsemi Corp. (c)	23	813
Microsoft Corp.	1,921	78,089
MicroStrategy Inc. - Class A (c) (d)	2	388
MKS Instruments Inc.	13	426
MobileIron Inc. (c) (d)	7	66
MoneyGram International Inc. (c)	6	50
Monolithic Power Systems Inc.	9	461
Monotype Imaging Holdings Inc. (d)	10	316
Monster Worldwide Inc. (c) (d)	20	127
Motorola Solutions Inc.	55	3,670
MTS Systems Corp.	4	300
Nanometrics Inc. (c)	7	115
National Instruments Corp.	25	787
NCR Corp. (c)	41	1,219
Net 1 UEPS Technologies Inc. (c)	8	112
NetApp Inc.	76	2,687
NetGear Inc. (c)	8	259
NetScout Systems Inc. (c) (d)	10	437
NetSuite Inc. (c) (d)	9	802
NeuStar Inc. - Class A (c) (d)	14	335
Newport Corp. (c)	10	184
NIC Inc.	16	281
Nimble Storage Inc. (c) (d)	8	176
Nuance Communications Inc. (c)	63	908
NVE Corp.	1	59
Nvidia Corp.	134	2,805
Omnivision Technologies Inc. (c)	14	366
ON Semiconductor Corp. (c)	108	1,304
OPOWER Inc. (c) (d)	3	35
Oracle Corp.	870	37,530
OSI Systems Inc. (c)	5	341
Palo Alto Networks Inc. (c)	17	2,469
Park Electrochemical Corp.	5	114
Paychex Inc.	80	3,956
PC Connection Inc.	2	54
PDF Solutions Inc. (c)	7	129
Pegasystems Inc.	8	181
Perficient Inc. (c)	9	177
Photronics Inc. (c)	16	138
Plantronics Inc.	11	556
Plexus Corp. (c)	8	320
PMC - Sierra Inc. (c)	51	469
Polycom Inc. (c)	32	431
Power Integrations Inc.	7	360
Progress Software Corp. (c)	12	319
Proofpoint Inc. (c)	7	424
PROS Holdings Inc. (c)	6	149
PTC Inc. (c)	29	1,045
Q2 Holdings Inc. (c)	4	91
QLIK Technologies Inc. (c)	22	679

See accompanying Notes to Schedules of Investments.

	Shares	Value
QLogic Corp. (c)	22	327
Qorvo Inc. (c)	36	2,874
QUALCOMM Inc.	408	28,289
Qualys Inc. (c)	4	207
Quantum Corp. (c)	69	111
Rackspace Hosting Inc. (c)	30	1,524
Rally Software Development Corp. (c)	3	47
Rambus Inc. (c) (d)	27	335
RealD Inc. (c)	12	148
RealNetworks Inc. (c)	5	31
RealPage Inc. (c)	14	284
Red Hat Inc. (c)	46	3,507
Riverbed Technology Inc. (c)	36	755
Rocket Fuel Inc. (c) (d)	5	45
Rofin-Sinar Technologies Inc. (c)	7	159
Rogers Corp. (c)	4	364
Rovi Corp. (c)	23	411
Ruckus Wireless Inc. (c)	14	184
Rudolph Technologies Inc. (c)	6	71
Salesforce.com Inc. (c)	147	9,838
SanDisk Corp. (d)	54	3,455
Sanmina Corp. (c)	20	485
ScanSource Inc. (c) (d)	7	298
Science Applications International Corp.	11	545
SciQuest Inc. (c)	8	133
SeaChange International Inc. (c)	6	51
Seagate Technology	81	4,191
Semtech Corp. (c)	17	454
ServiceNow Inc. (c)	33	2,595
ServiceSource International Inc. (c) (d)	14	43
ShoreTel Inc. (c)	17	117
Silicon Graphics International Corp. (c) (d)	6	55
Silicon Laboratories Inc. (c)	9	481
Silver Spring Networks Inc. (c) (d)	4	38
Skyworks Solutions Inc.	47	4,612
SolarWinds Inc. (c)	17	851
Solera Holdings Inc.	17	859
Sonus Networks Inc. (c)	10	82
Splunk Inc. (c)	28	1,648
SPS Commerce Inc. (c)	4	286
SS&C Technologies Holdings Inc.	18	1,103
Stamps.com Inc. (c)	4	236
SunEdison Inc. (c) (d)	63	1,522
SunEdison Semiconductor Ltd. (c)	7	179
SunPower Corp. (c) (d)	11	333
Super Micro Computer Inc. (c)	9	291
Sykes Enterprises Inc. (c)	9	219
Symantec Corp.	170	3,970
Synaptics Inc. (c) (d)	9	713
Synchronoss Technologies Inc. (c)	9	412
SYNNEX Corp.	7	540
Synopsys Inc. (c)	38	1,763
Syntel Inc. (c)	9	442
Tableau Software Inc. - Class A (c)	11	973
Take-Two Interactive Software Inc. (c)	21	542
Tangoe Inc. (c)	10	142
TE Connectivity Ltd.	100	7,126
Tech Data Corp. (c)	10	561
TeleNav Inc. (c)	5	40
TeleTech Holdings Inc.	5	138
Teradata Corp. (c)	37	1,651
Teradyne Inc.	54	1,012
Tessera Technologies Inc.	12	483
Texas Instruments Inc.	259	14,830
Textura Corp. (c) (d)	5	130
TiVo Inc. (c)	26	281
Total System Services Inc.	41	1,561
Trimble Navigation Ltd. (c)	63	1,579
TrueCar Inc. (c) (d)	11	193
TTM Technologies Inc. (c) (d)	15	139
Twitter Inc. (c)	94	4,692
Tyler Technologies Inc. (c)	8	939
Ubiquiti Networks Inc. (d)	5	156
Ultimate Software Group Inc. (c)	7	1,125
Ultratech Inc. (c)	7	128
Unisys Corp. (c)	13	299
Universal Display Corp. (c) (d)	10	461
Vantiv Inc. - Class A (c)	36	1,346
Varonis Systems Inc. (c)	2	49
VASCO Data Security International Inc. (c) (d)	7	149
Veeco Instruments Inc. (c) (d)	10	319
VeriFone Systems Inc. (c)	28	971
Verint Systems Inc. (c)	15	915
VeriSign Inc. (c) (d)	28	1,867
ViaSat Inc. (c)	11	668
Violin Memory Inc. (c) (d)	15	56
VirnetX Holding Corp. (c) (d)	8	51
Virtusa Corp. (c) (d)	7	275
Visa Inc. - Class A	484	31,662
Vishay Intertechnology Inc. (d)	33	454
Vishay Precision Group Inc. (c)	2	39
VMware Inc. - Class A (c)	21	1,699
Web.com Group Inc. (c)	11	216
WebMD Health Corp. (c) (d)	8	340
Western Digital Corp.	54	4,915
Western Union Co.	127	2,649
WEX Inc. (c)	9	1,013
Workday Inc. - Class A (c) (d)	24	2,029
Xcerra Corp. (c)	12	104
Xerox Corp.	267	3,433
Xilinx Inc.	65	2,747
XO Group Inc. (c)	7	130
Xoom Corp. (c) (d)	4	64
Yahoo! Inc. (c)	221	9,823
Yelp Inc. - Class A (c) (d)	16	740
Zebra Technologies Corp. - Class A (c)	12	1,122
Zendesk Inc. (c)	12	274
Zillow Group Inc. - Class A (c) (d)	12	1,187
Zynga Inc. - Class A (c) (d)	163	463
		1,063,376
Total Common Stocks (cost $869,475)		1,067,612

SHORT TERM INVESTMENTS - 2.4%
Investment Company - 0.5%
JNL Money Market Fund, 0.01% (a) (b)	5,188	5,188
Securities Lending Collateral - 1.9%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (b)	20,590	20,590
Total Short Term Investments (cost $25,778)		25,778
Total Investments - 101.9% (cost $895,253)		1,093,390
Other Assets and Liabilities, Net - (1.9%)		(20,516)
Total Net Assets - 100.0%		$1,072,874

See accompanying Notes to Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

(a)   Investment in affiliate.

(b)   Yield changes daily to reflect current market conditions.  Rate was the quoted yield as of March 31, 2015.

(c)    Non-income producing security.

(d)   All or portion of the security was on loan.

Abbreviations:

“-” Amount rounds to less than one thousand

ADR - American Depositary Receipt

MSCI - Morgan Stanley Capital International

NASDAQ - National Association of Securities Dealers Automated Quotations

REIT - Real Estate Investment Trust

Security Valuation - Under the Funds’ valuation policy and procedures, the Funds’ Board of Managers (“Board”) has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management, LLC’s (“JNAM”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Funds and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter market.  The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  The Securities Lending Cash Collateral Fund LLC, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including the Funds’ Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Level 2 includes securities subject to corporate actions, international equity securities priced by an independent statistical fair value pricing service or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality,

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

credit rating spreads, issuer news, trading characteristics; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate the valuation approaches, including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities as of March 31, 2015 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Dow 10 Fund
Common Stocks	$568,002	$—	$—	$568,002
Short Term Investments	2,043	—	—	2,043
Fund Total	$570,045	$—	$—	$570,045
JNL/Mellon Capital Global 15 Fund
Common Stocks	$136,795	$277,280	$—	$414,075
Short Term Investments	1,163	—	—	1,163
Fund Total	$137,958	$277,280	$—	$415,238
JNL/Mellon Capital Nasdaq 25 Fund
Common Stocks	$1,032,828	$—	$—	$1,032,828
Short Term Investments	5,401	—	—	5,401
Fund Total	$1,038,229	$—	$—	$1,038,229
JNL/Mellon Capital Value Line 30 Fund
Common Stocks	$445,671	$—	$—	$445,671
Short Term Investments	9,685	—	—	9,685
Fund Total	$455,356	$—	$—	$455,356
JNL/Mellon Capital S&P 24 Fund
Common Stocks	$422,684	$—	$—	$422,684
Short Term Investments	22,896	—	—	22,896
Fund Total	$445,580	$—	$—	$445,580
JNL/Mellon Capital S&P SMid 60 Fund
Common Stocks	$421,420	$—	$—	$421,420
Short Term Investments	10,048	—	—	10,048
Fund Total	$431,468	$—	$—	$431,468
JNL/Mellon Capital 25 Fund
Common Stocks	$861,173	$—	$—	$861,173
Short Term Investments	31,911	—	—	31,911
Fund Total	$893,084	$—	$—	$893,084
JNL/Mellon Capital JNL 5 Fund
Common Stocks	$2,919,241	$451,779	$—	$3,371,020
Short Term Investments	104,551	—	—	104,551
Fund Total	$3,023,792	$451,779	$—	$3,475,571
JNL/Mellon Capital JNL Optimized 5 Fund
Common Stocks	$292,959	$137,127	$—	$430,086
Preferred Stocks	—	7,793	—	7,793
Short Term Investments	9,830	—	—	9,830
Fund Total	$302,789	$144,920	$—	$447,709
JNL/Mellon Capital Communications Sector Fund
Common Stocks	$132,405	$—	$—	$132,405
Short Term Investments	3,901	—	—	3,901
Fund Total	$136,306	$—	$—	$136,306
JNL/Mellon Capital Consumer Brands Sector Fund
Common Stocks	$632,724	$—	$—	$632,724
Short Term Investments	23,644	—	—	23,644
Fund Total	$656,368	$—	$—	$656,368
JNL/Mellon Capital Financial Sector Fund
Common Stocks	$584,021	$—	$—	$584,021
Short Term Investments	17,476	—	—	17,476
Fund Total	$601,497	$—	$—	$601,497
JNL/Mellon Capital Healthcare Sector Fund
Common Stocks	$2,651,908	$—	$—	$2,651,908
Short Term Investments	93,864	—	—	93,864
Fund Total	$2,745,772	$—	$—	$2,745,772

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Oil & Gas Sector Fund
Common Stocks	$1,333,342	$—	$—	$1,333,342
Short Term Investments	52,225	—	—	52,225
Fund Total	$1,385,567	$—	$—	$1,385,567
JNL/Mellon Capital Technology Sector Fund
Common Stocks	$1,067,612	$—	$—	$1,067,612
Short Term Investments	25,778	—	—	25,778
Fund Total	$1,093,390	$—	$—	$1,093,390

The Fund recognizes transfers between levels as of the beginning of the period for financial reporting purposes.  There were no significant transfers into or out of Level 1, 2 or 3 during the period.  There were no significant Level 3 valuations for which significant unobservable valuation inputs were developed at March 31, 2015.

Securities Lending and Securities Lending Collateral - The Funds participate in an agency based securities lending program.  Per the securities lending agreement, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral.  Each Fund receives cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day.  The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned.  The Fund also bears the risk that the agent may default on its obligations to the Fund. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as securities lending agent to the Funds.  The cash collateral is invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically has daily liquidity and invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds.  The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds.  Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the Securities Lending Cash Collateral Fund LLC.

Investments in Affiliates - During the period ended March 31, 2015, certain Funds invested in a money market fund, which is managed by the Adviser.  JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.  Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds’ Adviser.  JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC.  The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC are reported under Securities Lending Collateral in the Schedules of Investments.  Income received from the Securities Lending Cash Collateral Fund LLC is aggregated with income from securities lending when received from the Custodian.

The following table details cash management investments in affiliates held at March 31, 2015.  Purchase and sales proceeds are not shown for these investments.  There was no realized gain or loss relating to transactions in these investments during the period ended March 31, 2015.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/Mellon Capital Dow 10 Fund	$150	$2,043	$—
JNL/Mellon Capital Global 15 Fund	—	1,163	—
JNL/Mellon Capital Nasdaq 25 Fund	4,519	5,384	—
JNL/Mellon Capital Value Line 30 Fund	1,356	—	—
JNL/Mellon Capital S&P SMid 60 Fund	1,419	69	—
JNL/Mellon Capital 25 Fund	2,721	1,420	—
JNL/Mellon Capital JNL 5 Fund	149	—	—
JNL/Mellon Capital JNL Optimized 5 Fund	2,202	1,352	—
JNL/Mellon Capital Communications Sector Fund	—	24	—
JNL/Mellon Capital Consumer Brands Sector Fund	93	3,786	—
JNL/Mellon Capital Financial Sector Fund	5,881	2,801	—
JNL/Mellon Capital Healthcare Sector Fund	12,325	11,668	—
JNL/Mellon Capital Oil & Gas Sector Fund	5,482	9,611	—
JNL/Mellon Capital Technology Sector Fund	9,790	5,188	—

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

The JNL/Mellon Capital Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of the Fund’s Sub-Adviser.  The following table details the Fund’s long-term investment in this affiliate held at March 31, 2015.

Fund	Affiliate	Beginning Value	Purchases	Sales Proceeds	Dividend Income	Realized Gain	Ending Value
JNL/Mellon Capital Financial Sector Fund	Bank of New York Mellon Corp.	$6,695	$233	$252	$30	$44	$6,833

Income Tax Matters - JNL/Mellon Capital Dow 10 Fund and JNL/Mellon Capital Global 15 Fund are each a limited liability company with its interests owned by a single entity:  Jackson National Separate Account-I.  Accordingly, such Funds are not considered separate entities for federal income tax purposes, and therefore, are taxed as part of the operations of Jackson National Life Insurance Company®.

As of March 31, 2015, the cost of investments and the components of net unrealized appreciation/ (depreciation) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/Mellon Capital Nasdaq 25 Fund	$966,350	$117,870	$(45,991)	$71,879
JNL/Mellon Capital Value Line 30 Fund	440,139	26,475	(11,258)	15,217
JNL/Mellon Capital S&P 24 Fund	444,759	14,083	(13,262)	821
JNL/Mellon Capital S&P SMid 60 Fund	409,895	35,746	(14,173)	21,573
JNL/Mellon Capital 25 Fund	878,778	42,221	(27,915)	14,306
JNL/Mellon Capital JNL 5 Fund	3,236,759	341,676	(102,864)	238,812
JNL/Mellon Capital JNL Optimized 5 Fund	419,741	45,146	(17,178)	27,968
JNL/Mellon Capital Communications Sector Fund	129,262	12,406	(5,362)	7,044
JNL/Mellon Capital Consumer Brands Sector Fund	538,830	129,704	(12,166)	117,538
JNL/Mellon Capital Financial Sector Fund	525,113	84,989	(8,605)	76,384
JNL/Mellon Capital Healthcare Sector Fund	2,246,391	527,590	(28,209)	499,381
JNL/Mellon Capital Oil & Gas Sector Fund	1,394,410	148,518	(157,361)	(8,843)
JNL/Mellon Capital Technology Sector Fund	905,154	211,567	(23,331)	188,236

Subsequent Events - Effective April 27, 2015, the following Fund mergers occurred:

Acquired Fund	Acquiring Fund
JNL/Mellon Capital Value Line 30 Fund	JNL/Mellon Capital S&P 24 Fund
JNL/Mellon Capital JNL Optimized 5 Fund	JNL/Mellon Capital JNL 5 Fund

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures.  Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Variable Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	June 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	June 1, 2015

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	June 1, 2015

Exhibit List

Exhibit 3(a):                            Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):                            Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.